MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2008 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity policy, along with supplements to the Variable Annuities Funds Prospectus.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

You can sign-up to receive future reports (also product and funds prospectuses) online at www.newyorklife.com/vsc and click on the "Go Green" box to register for eDelivery*. Once you've signed-up, we'll notify you by email whenever an updated report or prospectus is available. For now, all other communications concerning your policy (i.e., statements and confirms) will continue to be sent in paper form. We look forward to providing you with online access to additional policy communications in the future.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2009

* Electronic delivery is currently limited to policyowners of variable products only (except policies formerly known as MainStay Variable Annuities) and will not include any New York Life products that are owned by Corporations, Trusts, or Organizations at this time.

                          ANNUAL REPORT TABLE OF CONTENTS




Performance Summaries...................................................      4

NYLIAC Variable Annuity Separate Account-I (Non-Qualified Policies)
Statement of Assets and Liabilities.....................................      8
Statement of Operations.................................................     14
Statement of Changes in Net Assets......................................     20

NYLIAC Variable Annuity Separate Account-II (Tax Qualified Policies)
Statement of Assets and Liabilities.....................................     28
Statement of Operations.................................................     34
Statement of Changes in Net Assets......................................     40

NYLIAC Variable Annuity Separate Accounts-I & II
Notes to Financial Statements...........................................     48
Report of Independent Registered Public Accounting Firm.................     76


THE 2008 ANNUAL REPORT FOR THE MAINSTAY VP SERIES FUND, INC. IS PROVIDED TO THOSE NEW YORK LIFE VARIABLE ANNUITY POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT DIVISIONS:

MAINSTAY VP BALANCED - SERVICE CLASS
MAINSTAY VP BOND - INITIAL CLASS
MAINSTAY VP CAPITAL APPRECIATION - INITIAL CLASS
MAINSTAY VP CASH MANAGEMENT
MAINSTAY VP COMMON STOCK - INITIAL CLASS
MAINSTAY VP CONSERVATIVE ALLOCATION - SERVICE CLASS
MAINSTAY VP CONVERTIBLE - INITIAL CLASS
MAINSTAY VP DEVELOPING GROWTH - INITIAL CLASS
MAINSTAY VP FLOATING RATE - SERVICE CLASS
MAINSTAY VP GOVERNMENT - INITIAL CLASS
MAINSTAY VP GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP HIGH YIELD CORPORATE BOND - INITIAL CLASS

MAINSTAY VP ICAP SELECT EQUITY - INITIAL CLASS
MAINSTAY VP INTERNATIONAL EQUITY - INITIAL CLASS
MAINSTAY VP LARGE CAP GROWTH - INITIAL CLASS
MAINSTAY VP MID CAP CORE - INITIAL CLASS
MAINSTAY VP MID CAP GROWTH - INITIAL CLASS
MAINSTAY VP MID CAP VALUE - INITIAL CLASS
MAINSTAY VP MODERATE ALLOCATION - SERVICE CLASS
MAINSTAY VP MODERATE GROWTH ALLOCATION - SERVICE CLASS
MAINSTAY VP S&P 500 INDEX - INITIAL CLASS
MAINSTAY VP SMALL CAP GROWTH - INITIAL CLASS
MAINSTAY VP TOTAL RETURN - INITIAL CLASS

THE 2008 ANNUAL FUNDS REPORT FOR NEW YORK LIFE VARIABLE ANNUITIES IS PROVIDED TO THOSE POLICYOWNERS THAT HAD ALLOCATIONS TO ANY OF THE FOLLOWING INVESTMENT
DIVISIONS:

ALGER AMERICAN SMALLCAP GROWTH - CLASS O SHARES (CLOSED TO NEW INVESTORS) (FORMERLY ALGER AMERICAN SMALL CAPITALIZATION)
CVS CALVERT SOCIAL BALANCED PORTFOLIO
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES - CLASS B
DREYFUS IP TECHNOLOGY GROWTH - INITIAL SHARES
FIDELITY(R) VIP CONTRAFUND(R) - INITIAL CLASS
FIDELITY(R) VIP EQUITY-INCOME - INITIAL CLASS
FIDELITY(R) VIP MID CAP - SERVICE CLASS 2
JANUS ASPEN SERIES BALANCED - INSTITUTIONAL SHARES
JANUS ASPEN SERIES WORLDWIDE GROWTH - INSTITUTIONAL SHARES

MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
MFS(R) RESEARCH SERIES - INITIAL CLASS
MFS(R) UTILITIES SERIES - SERVICE CLASS
NEUBERGER BERMAN AMT MID-CAP GROWTH PORTFOLIO - CLASS S
ROYCE MICRO-CAP PORTFOLIO - INVESTMENT CLASS
ROYCE SMALL-CAP PORTFOLIO - INVESTMENT CLASS
T. ROWE PRICE EQUITY INCOME PORTFOLIO
VAN ECK WORLDWIDE HARD ASSETS
VAN KAMPEN UIF EMERGING MARKETS EQUITY - CLASS I
VICTORY VIF DIVERSIFIED STOCK - CLASS A SHARES

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                                        2

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

                                                                             INVESTMENT
NON-QUALIFIED POLICIES                                          PORTFOLIO     DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I         INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(2)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                              9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      10/1/96
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Initial Class                                   1/23/84     12/15/93
MainStay VP Capital Appreciation--Initial Class                   1/29/93      1/29/93
MainStay VP Cash Management--Current 7-day yield is (1.02)%(5)    1/29/93      1/29/93
MainStay VP Common Stock--Initial Class                           1/23/84     12/15/93
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                       5/1/98       6/1/98
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Initial Class                             1/29/93      1/29/93
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98       6/1/98
MainStay VP International Equity--Initial Class                    5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                        5/1/98       6/1/98
MainStay VP Mid Cap Core--Initial Class                            7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      1/29/93
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Total Return--Initial Class                           1/29/93      1/29/93
MFS(R) Investors Trust Series--Initial Class                      10/9/95       6/1/98
MFS(R) Research Series--Initial Class                             7/26/95       6/1/98
MFS(R) Utilities Series--Service Class                             5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                             3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                      9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.
                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(1)

                                                                                                                SINCE
NON-QUALIFIED POLICIES                                                                                       INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I            1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (47.29)    (10.27)    (0.83)     (3.57)        (1.48)
CVS Calvert Social Balanced Portfolio                            (32.21)     (9.62)    (3.83)     (1.99)         2.66
Columbia Small Cap Value Fund, Variable Series--Class B          (29.09)     (7.04)     0.22        N/A         (2.94)
Dreyfus IP Technology Growth--Initial Shares                     (41.95)    (12.20)    (7.22)       N/A         (6.30)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.26)    (10.11)    (0.91)      0.60          4.76
Fidelity(R) VIP Equity-Income--Initial Class                     (43.40)    (12.37)    (4.99)     (1.49)         1.94
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.39)     (9.03)     1.54       9.20          3.72
Janus Aspen Series Balanced--Institutional Shares                (16.93)     (0.32)     2.49       2.94          6.52
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.38)    (11.65)    (5.71)     (3.59)         0.81
MainStay VP Balanced--Service Class                              (26.01)     (6.54)      N/A        N/A         (4.20)
MainStay VP Bond--Initial Class                                    2.38       3.57      2.86       3.85          4.37
MainStay VP Capital Appreciation--Initial Class                  (39.66)    (11.63)    (5.36)     (6.02)         2.90
MainStay VP Cash Management--Current 7-day yield is (1.02)%(5)     0.86       2.52      1.74       1.87          2.38
MainStay VP Common Stock--Initial Class                          (37.21)     (9.18)    (2.71)     (2.03)         4.89
MainStay VP Conservative Allocation--Service Class               (19.67)       N/A       N/A        N/A         (3.57)
MainStay VP Convertible--Initial Class                           (35.27)     (7.17)    (2.49)      2.07          3.30
MainStay VP Developing Growth--Initial Class                     (47.90)     (8.02)    (2.11)     (1.94)        (1.79)
MainStay VP Floating Rate--Service Class                         (24.00)     (7.14)      N/A        N/A         (5.61)
MainStay VP Government--Initial Class                              8.38       5.44      3.86       4.07          4.57
MainStay VP Growth Allocation--Service Class                     (38.55)       N/A       N/A        N/A        (10.57)
MainStay VP High Yield Corporate Bond--Initial Class             (25.09)     (5.78)    (1.11)      3.23          5.05
MainStay VP ICAP Select Equity--Initial Class(6)                 (38.40)     (8.54)    (2.63)     (1.27)        (0.81)
MainStay VP International Equity--Initial Class                  (26.63)     (0.50)     3.99       2.48          4.60
MainStay VP Large Cap Growth--Initial Class                      (39.59)     (8.51)    (5.32)     (2.03)        (0.32)
MainStay VP Mid Cap Core--Initial Class                          (42.99)    (12.47)    (1.54)       N/A          0.13
MainStay VP Mid Cap Growth--Initial Class                        (45.38)    (12.36)    (1.19)       N/A         (1.24)
MainStay VP Mid Cap Value--Initial Class                         (33.34)     (9.86)    (2.38)       N/A         (0.74)
MainStay VP Moderate Allocation--Service Class                   (26.35)       N/A       N/A        N/A         (5.68)
MainStay VP Moderate Growth Allocation--Service Class            (33.52)       N/A       N/A        N/A         (8.31)
MainStay VP S&P 500 Index--Initial Class(7)                      (37.83)     (9.72)    (3.66)     (2.89)         4.95
MainStay VP Small Cap Growth--Initial Class                      (40.71)    (15.91)    (7.99)       N/A         (5.96)
MainStay VP Total Return--Initial Class                          (27.87)     (6.12)    (1.80)     (1.56)         4.05
MFS(R) Investors Trust Series--Initial Class                     (33.95)     (7.09)    (1.36)     (2.75)        (2.22)
MFS(R) Research Series--Initial Class                            (36.92)     (8.40)    (1.33)     (2.62)        (1.74)
MFS(R) Utilities Series--Service Class                           (38.62)     (0.03)     8.06        N/A          8.36
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.25)     (8.75)    (0.52)       N/A          0.01
Royce Micro-Cap Portfolio--Investment Class                      (44.01)    (11.77)    (3.19)      7.39         (5.13)
Royce Small-Cap Portfolio--Investment Class                      (28.12)     (7.48)     1.12       7.72         (4.81)
T. Rowe Price Equity Income Portfolio                            (36.94)     (8.95)    (2.56)      0.66          0.75
Van Eck Worldwide Hard Assets                                    (46.82)     (2.13)    11.43      10.60          7.32
Van Kampen UIF Emerging Markets Equity--Class I                  (57.19)     (7.03)     5.23       6.25          2.48
Victory VIF Diversified Stock--Class A Shares                    (38.67)     (9.27)    (2.80)       N/A         (3.14)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.

                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
NON-QUALIFIED POLICIES                                                                                       INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I            1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (50.61)    (12.19)    (1.74)     (3.57)        (1.48)
CVS Calvert Social Balanced Portfolio                            (36.48)    (11.56)    (4.71)     (1.99)         2.66
Columbia Small Cap Value Fund, Variable Series--Class B          (33.55)     (9.03)    (0.70)       N/A         (4.02)
Dreyfus IP Technology Growth--Initial Shares                     (45.60)    (14.08)    (8.07)       N/A         (6.53)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (46.83)    (12.04)    (1.81)      0.60          4.76
Fidelity(R) VIP Equity-Income--Initial Class                     (46.96)    (14.25)    (5.86)     (1.49)         1.94
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.15)    (10.98)     0.61       9.20          3.00
Janus Aspen Series Balanced--Institutional Shares                (22.16)     (2.46)     1.55       2.94          6.52
Janus Aspen Series Worldwide Growth--Institutional Shares        (48.82)    (13.55)    (6.57)     (3.59)         0.81
MainStay VP Balanced--Service Class                              (30.67)     (8.55)      N/A        N/A         (5.64)
MainStay VP Bond--Initial Class                                   (4.07)      1.35      1.91       3.85          4.37
MainStay VP Capital Appreciation--Initial Class                  (43.47)    (13.53)    (6.23)     (6.02)         2.90
MainStay VP Cash Management--Current 7-day yield is (1.02)%(5)    (5.50)      0.32      0.81       1.87          2.38
MainStay VP Common Stock--Initial Class                          (41.17)    (11.13)    (3.60)     (2.03)         4.89
MainStay VP Conservative Allocation--Service Class               (24.73)       N/A       N/A        N/A         (5.74)
MainStay VP Convertible--Initial Class                           (39.35)     (9.16)    (3.38)      2.07          3.30
MainStay VP Developing Growth--Initial Class                     (51.19)    (10.00)    (3.00)     (1.94)        (1.79)
MainStay VP Floating Rate--Service Class                         (28.79)     (9.13)      N/A        N/A         (7.03)
MainStay VP Government--Initial Class                              1.55       3.18      2.90       4.07          4.57
MainStay VP Growth Allocation--Service Class                     (42.43)       N/A       N/A        N/A        (12.61)
MainStay VP High Yield Corporate Bond--Initial Class             (29.81)     (7.80)    (2.01)      3.23          5.05
MainStay VP ICAP Select Equity--Initial Class(6)                 (42.28)    (10.50)    (3.52)     (1.27)        (0.81)
MainStay VP International Equity--Initial Class                  (31.26)     (2.64)     3.04       2.48          4.60
MainStay VP Large Cap Growth--Initial Class                      (43.40)    (10.47)    (6.19)     (2.03)        (0.32)
MainStay VP Mid Cap Core--Initial Class                          (46.58)    (14.34)    (2.44)       N/A         (0.11)
MainStay VP Mid Cap Growth--Initial Class                        (48.82)    (14.24)    (2.10)       N/A         (1.48)
MainStay VP Mid Cap Value--Initial Class                         (37.54)    (11.80)    (3.28)       N/A         (0.98)
MainStay VP Moderate Allocation--Service Class                   (30.99)       N/A       N/A        N/A         (7.79)
MainStay VP Moderate Growth Allocation--Service Class            (37.71)       N/A       N/A        N/A        (10.36)
MainStay VP S&P 500 Index--Initial Class(7)                      (41.75)    (11.66)    (4.54)     (2.89)         4.95
MainStay VP Small Cap Growth--Initial Class                      (44.44)    (17.71)    (8.83)       N/A         (6.19)
MainStay VP Total Return--Initial Class                          (32.41)     (8.14)    (2.70)     (1.56)         4.05
MFS(R) Investors Trust Series--Initial Class                     (38.11)     (9.08)    (2.26)     (2.75)        (2.22)
MFS(R) Research Series--Initial Class                            (40.89)    (10.36)    (2.23)     (2.62)        (1.74)
MFS(R) Utilities Series--Service Class                           (42.48)     (2.18)     7.07        N/A          7.28
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.76)    (10.71)    (1.43)       N/A         (0.97)
Royce Micro-Cap Portfolio--Investment Class                      (47.53)    (13.67)    (4.08)      7.39         (6.56)
Royce Small-Cap Portfolio--Investment Class                      (32.65)     (9.46)     0.19       7.72         (6.27)
T. Rowe Price Equity Income Portfolio                            (40.91)    (10.90)    (3.45)      0.66          0.75
Van Eck Worldwide Hard Assets                                    (50.17)     (4.23)    10.41      10.60          7.32
Van Kampen UIF Emerging Markets Equity--Class I                  (59.88)     (9.03)     4.26       6.25          2.48
Victory VIF Diversified Stock--Class A Shares                    (42.54)    (11.22)    (3.69)       N/A         (4.10)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $10,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008


                                                                             INVESTMENT
TAX-QUALIFIED POLICIES                                          PORTFOLIO     DIVISION
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II        INCEPTION     INCEPTION
INVESTMENT DIVISIONS                                               DATE        DATE(2)
Alger American SmallCap Growth--Class O Shares(4)                 9/21/88      10/1/96
CVS Calvert Social Balanced Portfolio                              9/2/86       5/1/95
Columbia Small Cap Value Fund, Variable Series--Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth--Initial Shares                      8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R)--Initial Class                       1/3/95      10/1/96
Fidelity(R) VIP Equity-Income--Initial Class                      10/9/86      10/1/96
Fidelity(R) VIP Mid Cap--Service Class 2                          1/12/00       9/8/03
Janus Aspen Series Balanced--Institutional Shares                 9/13/93      10/1/96
Janus Aspen Series Worldwide Growth--Institutional Shares         9/13/93      10/1/96
MainStay VP Balanced--Service Class                                5/1/05       5/1/05
MainStay VP Bond--Initial Class                                   1/23/84     12/15/93
MainStay VP Capital Appreciation--Initial Class                   1/29/93      1/29/93
MainStay VP Cash Management--Current 7-day yield is (1.02)%(5)    1/29/93      1/29/93
MainStay VP Common Stock--Initial Class                           1/23/84     12/15/93
MainStay VP Conservative Allocation--Service Class                2/13/06      2/13/06
MainStay VP Convertible--Initial Class                            10/1/96      10/1/96
MainStay VP Developing Growth--Initial Class                       5/1/98       6/1/98
MainStay VP Floating Rate--Service Class                           5/1/05       5/1/05
MainStay VP Government--Initial Class                             1/29/93      1/29/93
MainStay VP Growth Allocation--Service Class                      2/13/06      2/13/06
MainStay VP High Yield Corporate Bond--Initial Class               5/1/95       5/1/95
MainStay VP ICAP Select Equity--Initial Class(6)                   5/1/98       6/1/98
MainStay VP International Equity--Initial Class                    5/1/95       5/1/95
MainStay VP Large Cap Growth--Initial Class                        5/1/98       6/1/98
MainStay VP Mid Cap Core--Initial Class                            7/2/01       7/6/01
MainStay VP Mid Cap Growth--Initial Class                          7/2/01       7/6/01
MainStay VP Mid Cap Value--Initial Class                           7/2/01       7/6/01
MainStay VP Moderate Allocation--Service Class                    2/13/06      2/13/06
MainStay VP Moderate Growth Allocation--Service Class             2/13/06      2/13/06
MainStay VP S&P 500 Index--Initial Class(7)                       1/29/93      1/29/93
MainStay VP Small Cap Growth--Initial Class                        7/2/01       7/6/01
MainStay VP Total Return--Initial Class                           1/29/93      1/29/93
MFS(R) Investors Trust Series--Initial Class                      10/9/95       6/1/98
MFS(R) Research Series--Initial Class                             7/26/95       6/1/98
MFS(R) Utilities Series--Service Class                             5/1/00       5/1/04
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S            2/18/03       5/1/04
Royce Micro-Cap Portfolio--Investment Class                      12/27/96       5/1/05
Royce Small-Cap Portfolio--Investment Class                      12/27/96       5/1/05
T. Rowe Price Equity Income Portfolio                             3/31/94       6/1/98
Van Eck Worldwide Hard Assets                                      9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity--Class I                   10/1/96      10/1/96
Victory VIF Diversified Stock--Class A Shares                      7/1/99       5/1/04

---------------------------------------------------------------------------------------
                                                                Negative numbers appear
                                                                    in parentheses.

                                                               ---------------------------------------------------------
                                                                               ASSUMING NO SURRENDER(%)(1)

                                                                                                                SINCE
TAX-QUALIFIED POLICIES                                                                                       INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II           1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (47.29)    (10.27)    (0.83)     (3.57)        (1.48)
CVS Calvert Social Balanced Portfolio                            (32.21)     (9.62)    (3.83)     (1.99)         2.67
Columbia Small Cap Value Fund, Variable Series--Class B          (29.09)     (7.04)     0.22        N/A         (2.94)
Dreyfus IP Technology Growth--Initial Shares                     (41.95)    (12.20)    (7.22)       N/A         (6.70)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (43.26)    (10.11)    (0.91)      0.60          4.60
Fidelity(R) VIP Equity-Income--Initial Class                     (43.40)    (12.37)    (4.99)     (1.49)         1.88
Fidelity(R) VIP Mid Cap--Service Class 2                         (40.39)     (9.03)     1.54       9.20          4.04
Janus Aspen Series Balanced--Institutional Shares                (16.93)     (0.32)     2.49       2.94          6.54
Janus Aspen Series Worldwide Growth--Institutional Shares        (45.38)    (11.65)    (5.71)     (3.59)         0.82
MainStay VP Balanced--Service Class                              (26.01)     (6.54)      N/A        N/A         (4.20)
MainStay VP Bond--Initial Class                                    2.38       3.57      2.86       3.85          4.37
MainStay VP Capital Appreciation--Initial Class                  (39.66)    (11.63)    (5.36)     (6.02)         2.90
MainStay VP Cash Management--Current 7-day yield is (1.02)%(5)     0.86       2.52      1.74       1.87          2.38
MainStay VP Common Stock--Initial Class                          (37.21)     (9.18)    (2.71)     (2.03)         4.88
MainStay VP Conservative Allocation--Service Class               (19.67)       N/A       N/A        N/A         (3.67)
MainStay VP Convertible--Initial Class                           (35.27)     (7.17)    (2.49)      2.07          3.28
MainStay VP Developing Growth--Initial Class                     (47.90)     (8.02)    (2.11)     (1.94)        (1.77)
MainStay VP Floating Rate--Service Class                         (24.00)     (7.14)      N/A        N/A         (5.61)
MainStay VP Government--Initial Class                              8.38       5.44      3.86       4.07          4.57
MainStay VP Growth Allocation--Service Class                     (38.55)       N/A       N/A        N/A        (10.12)
MainStay VP High Yield Corporate Bond--Initial Class             (25.09)     (5.78)    (1.11)      3.23          5.04
MainStay VP ICAP Select Equity--Initial Class(6)                 (38.40)     (8.54)    (2.63)     (1.27)        (0.68)
MainStay VP International Equity--Initial Class                  (26.63)     (0.50)     3.99       2.48          4.61
MainStay VP Large Cap Growth--Initial Class                      (39.59)     (8.51)    (5.32)     (2.03)        (0.24)
MainStay VP Mid Cap Core--Initial Class                          (42.99)    (12.47)    (1.54)       N/A          0.15
MainStay VP Mid Cap Growth--Initial Class                        (45.38)    (12.36)    (1.19)       N/A         (1.01)
MainStay VP Mid Cap Value--Initial Class                         (33.34)     (9.86)    (2.38)       N/A         (0.94)
MainStay VP Moderate Allocation--Service Class                   (26.35)       N/A       N/A        N/A         (5.44)
MainStay VP Moderate Growth Allocation--Service Class            (33.52)       N/A       N/A        N/A         (7.83)
MainStay VP S&P 500 Index--Initial Class(7)                      (37.83)     (9.72)    (3.66)     (2.89)         4.95
MainStay VP Small Cap Growth--Initial Class                      (40.71)    (15.91)    (7.99)       N/A         (5.73)
MainStay VP Total Return--Initial Class                          (27.87)     (6.12)    (1.80)     (1.56)         4.05
MFS(R) Investors Trust Series--Initial Class                     (33.95)     (7.09)    (1.36)     (2.75)        (1.96)
MFS(R) Research Series--Initial Class                            (36.92)     (8.40)    (1.33)     (2.62)        (1.85)
MFS(R) Utilities Series--Service Class                           (38.62)     (0.03)     8.06        N/A          8.86
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (44.25)     (8.75)    (0.52)       N/A         (1.02)
Royce Micro-Cap Portfolio--Investment Class                      (44.01)    (11.77)    (3.19)      7.39         (5.14)
Royce Small-Cap Portfolio--Investment Class                      (28.12)     (7.48)     1.12       7.72         (3.15)
T. Rowe Price Equity Income Portfolio                            (36.94)     (8.95)    (2.56)      0.66          0.82
Van Eck Worldwide Hard Assets                                    (46.82)     (2.13     11.43      10.60          7.47
Van Kampen UIF Emerging Markets Equity--Class I                  (57.19)     (7.03)     5.23       6.25          2.54
Victory VIF Diversified Stock--Class A Shares                    (38.67)     (9.27)    (2.80)       N/A         (2.53)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.


                                                               ---------------------------------------------------------
                                                                                  ASSUMING SURRENDER(%)

                                                                                                                SINCE
TAX-QUALIFIED POLICIES                                                                                       INVESTMENT
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II           1          3          5          10        DIVISION
INVESTMENT DIVISIONS                                            YEAR(2)    YEAR(2)    YEAR(2)    YEAR(2)    INCEPTION(3)
Alger American SmallCap Growth--Class O Shares(4)                (50.61)    (12.19)    (1.74)     (3.57)        (1.48)
CVS Calvert Social Balanced Portfolio                            (36.48)    (11.56)    (4.71)     (1.99)         2.67
Columbia Small Cap Value Fund, Variable Series--Class B          (33.55)     (9.03)    (0.70)       N/A         (4.02)
Dreyfus IP Technology Growth--Initial Shares                     (45.60)    (14.08)    (8.07)       N/A         (6.93)
Fidelity(R) VIP Contrafund(R)--Initial Class                     (46.83)    (12.04)    (1.81)      0.60          4.60
Fidelity(R) VIP Equity-Income--Initial Class                     (46.96)    (14.25)    (5.86)     (1.49)         1.88
Fidelity(R) VIP Mid Cap--Service Class 2                         (44.15)    (10.98)     0.61       9.20          3.33
Janus Aspen Series Balanced--Institutional Shares                (22.16)     (2.46)     1.55       2.94          6.54
Janus Aspen Series Worldwide Growth--Institutional Shares        (48.82)    (13.55)    (6.57)     (3.59)         0.82
MainStay VP Balanced--Service Class                              (30.67)     (8.55)      N/A        N/A         (5.64)
MainStay VP Bond--Initial Class                                   (4.07)      1.35      1.91       3.85          4.37
MainStay VP Capital Appreciation--Initial Class                  (43.47)    (13.53)    (6.23)     (6.02)         2.90
MainStay VP Cash Management--Current 7-day yield is (1.02)%(5)    (5.50)      0.32      0.81       1.87          2.38
MainStay VP Common Stock--Initial Class                          (41.17)    (11.13)    (3.60)     (2.03)         4.88
MainStay VP Conservative Allocation--Service Class               (24.73)       N/A       N/A        N/A         (5.84)
MainStay VP Convertible--Initial Class                           (39.35)     (9.16)    (3.38)      2.07          3.28
MainStay VP Developing Growth--Initial Class                     (51.19)    (10.00)    (3.00)     (1.94)        (1.77)
MainStay VP Floating Rate--Service Class                         (28.79)     (9.13)      N/A        N/A         (7.03)
MainStay VP Government--Initial Class                              1.55       3.18      2.90       4.07          4.57
MainStay VP Growth Allocation--Service Class                     (42.43)       N/A       N/A        N/A        (12.12)
MainStay VP High Yield Corporate Bond--Initial Class             (29.81)     (7.80)    (2.01)      3.23          5.04
MainStay VP ICAP Select Equity--Initial Class(6)                 (42.28)    (10.50)    (3.52)     (1.27)        (0.68)
MainStay VP International Equity--Initial Class                  (31.26)     (2.64)     3.04       2.48          4.61
MainStay VP Large Cap Growth--Initial Class                      (43.40)    (10.47)    (6.19)     (2.03)        (0.24)
MainStay VP Mid Cap Core--Initial Class                          (46.58)    (14.34)    (2.44)       N/A         (0.09)
MainStay VP Mid Cap Growth--Initial Class                        (48.82)    (14.24)    (2.10)       N/A         (1.25)
MainStay VP Mid Cap Value--Initial Class                         (37.54)    (11.80)    (3.28)       N/A         (1.18)
MainStay VP Moderate Allocation--Service Class                   (30.99)       N/A       N/A        N/A         (7.55)
MainStay VP Moderate Growth Allocation--Service Class            (37.71)       N/A       N/A        N/A         (9.88)
MainStay VP S&P 500 Index--Initial Class(7)                      (41.75)    (11.66)    (4.54)     (2.89)         4.95
MainStay VP Small Cap Growth--Initial Class                      (44.44)    (17.71)    (8.83)       N/A         (5.95)
MainStay VP Total Return--Initial Class                          (32.41)     (8.14)    (2.70)     (1.56)         4.05
MFS(R) Investors Trust Series--Initial Class                     (38.11)     (9.08)    (2.26)     (2.75)        (1.96)
MFS(R) Research Series--Initial Class                            (40.89)    (10.36)    (2.23)     (2.62)        (1.85)
MFS(R) Utilities Series--Service Class                           (42.48)     (2.18)     7.07        N/A          7.79
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S           (47.76)    (10.71)    (1.43)       N/A         (2.01)
Royce Micro-Cap Portfolio--Investment Class                      (47.53)    (13.67)    (4.08)      7.39         (6.58)
Royce Small-Cap Portfolio--Investment Class                      (32.65)     (9.46)     0.19       7.72         (4.62)
T. Rowe Price Equity Income Portfolio                            (40.91)    (10.90)    (3.45)      0.66          0.82
Van Eck Worldwide Hard Assets                                    (50.17)     (4.23)    10.41      10.60          7.47
Van Kampen UIF Emerging Markets Equity--Class I                  (59.88)     (9.03)     4.26       6.25          2.54
Victory VIF Diversified Stock--Class A Shares                    (42.54)    (11.22)    (3.69)       N/A         (3.49)

------------------------------------------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses.



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE PREMIUM PAYMENTS. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND INCLUDES AN ANNUALIZED SEPARATE ACCOUNT EXPENSE CHARGE OF 1.30%. A POLICY SERVICE CHARGE, EQUAL TO THE LESSER OF $30 OR 2% OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR FROM THE POLICY'S ACCUMULATION VALUE ON THE POLICY ANNIVERSARY AND UPON SURRENDER OF THE POLICY IF ON THAT DATE THE ACCUMULATION VALUE IS LESS THAN $10,000 THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $10,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE SURRENDER CHARGE (SC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM SC UNDER THE POLICY. THE MAXIMUM SC FOR EACH WITHDRAWAL IS 7%, DECLINING TO 1% BY THE 9TH YEAR AFTER THE INITIAL PREMIUM PAYMENT, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY (THE PENALTY TAX IS INCREASED TO 25% IN THE CASE OF A DISTRIBUTION FROM A SIMPLE IRA WITHIN THE FIRST TWO YEARS OF YOUR PARTICIPATION IN THE SIMPLE IRA PLAN). THE INVESTMENT DIVISIONS OFFERED THROUGH THE NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

NEW YORK LIFE (FORMERLY LIFESTAGES(R)) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2008

(1) Assumes no deduction for surrender charges.

(2) The performance shown is for the indicated classes/shares only. Columbia Small Cap Value Fund, Variable Series--Class B, MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S and Victory VIF Diversified Stock--Class A Shares impose a 12b-1 fee. Performance for these classes/shares may be lower than the returns for those classes/shares that do not impose a 12b-1 fee.

    Certain Portfolios existed prior to the date that they were added as an Investment Division of the Separate Accounts. The performance for the MainStay VP Series Fund, Inc. Service Class portfolios are based on the Initial Class Portfolio Inception Date (where applicable). The performance for all other funds is based on the Portfolio Inception Date reflected in the performance summary. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy has been available during the periods shown.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) New allocations to the Alger American SmallCap Growth--Class O Shares (formerly Alger American Small Capitalization), will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

(5) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2008 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(6) The MainStay VP Value--Initial Class Portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class Portfolio on May 16, 2008.

(7) The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Sales of this version of the New York Life Flexible Premium Variable Annuity were discontinued. Current policyholders may continue to make additional premium payments. Existing policies will continue to be serviced.

SMRU #386779 CV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------


ASSETS:
  Investment, at net asset value......     $3,196,345        $16,743,124       $40,303,047
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............             --             (2,167)          (32,586)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          3,402             18,455            41,918
     Administrative charges...........            283              1,538             3,493
                                           ----------        -----------       -----------
       Total net assets...............     $3,192,660        $16,720,964       $40,225,050
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $3,192,660        $16,720,964       $40,225,050
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $     8.54        $     19.02       $     15.77
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $4,346,045        $16,511,720       $79,703,665
                                           ==========        ===========       ===========







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $2,516,346        $51,825,222       $21,879,049
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............          1,000             12,608                (7)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          2,584             56,300            22,538
     Administrative charges...........            215              4,692             1,878
                                           ----------        -----------       -----------
       Total net assets...............     $2,514,547        $51,776,838       $21,854,626
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $2,514,547        $51,776,838       $21,854,626
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $     7.29        $     19.61       $      9.18
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $3,991,362        $71,474,374       $35,643,458
                                           ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $25,936,549       $25,702,172       $6,365,833        $ 7,633,325       $  879,805        $2,948,373        $21,946,735
             10,721                --               --                 --               --            14,118                 --

           (140,036)               45               --             (2,228)              --                --                (18)



             27,798            26,740            6,782              8,039              909             3,198             23,902
              2,317             2,228              565                670               76               266              1,992
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $25,777,119       $25,673,249       $6,358,486        $ 7,622,388       $  878,820        $2,959,027        $21,920,823
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $25,777,119       $25,673,249       $6,358,486        $ 7,622,388       $  878,820        $2,959,027        $21,920,823
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.46       $     20.47       $     9.01        $     14.88       $     8.26        $     8.09        $     20.38
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $25,935,699       $45,785,482       $7,765,181        $11,164,279       $1,678,105        $4,111,865        $20,608,647
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $10,452,329       $2,533,893        $3,189,854        $4,005,985        $5,202,085        $5,871,950        $5,974,303
                 --               --                --                --                --                --                --

                 10               (4)               (1)               19                19                (3)               (8)



             11,204            2,613             3,285             4,179             5,402             6,216             6,249
                934              218               274               348               450               518               521
        -----------       ----------        ----------        ----------        ----------        ----------        ----------
        $10,440,201       $2,531,058        $3,186,294        $4,001,477        $5,196,252        $5,865,213        $5,967,525
        ===========       ==========        ==========        ==========        ==========        ==========        ==========


        $10,440,201       $2,531,058        $3,186,294        $4,001,477        $5,196,252        $5,865,213        $5,967,525
        ===========       ==========        ==========        ==========        ==========        ==========        ==========

        $     18.51       $     9.67        $    10.10        $     9.11        $     9.46        $     8.45        $     7.79
        ===========       ==========        ==========        ==========        ==========        ==========        ==========

        $13,826,206       $3,419,620        $5,972,614        $6,918,161        $8,896,085        $7,735,305        $8,782,611
        ===========       ==========        ==========        ==========        ==========        ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------


ASSETS:
  Investment, at net asset value......     $46,874,224       $1,584,129        $37,276,921
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............          (2,678)              --             (3,068)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          48,853            1,630             39,838
     Administrative charges...........           4,071              136              3,320
                                           -----------       ----------        -----------
       Total net assets...............     $46,818,622       $1,582,363        $37,230,695
                                           ===========       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $46,818,622       $1,582,363        $37,230,695
                                           ===========       ==========        ===========

     Variable accumulation unit
       value..........................     $     21.60       $     6.33        $     18.81
                                           ===========       ==========        ===========

Identified Cost of Investment.........     $67,151,448       $3,041,448        $57,691,752
                                           ===========       ==========        ===========






                                                              JANUS ASPEN
                                           JANUS ASPEN          SERIES             MFS(R)
                                             SERIES            WORLDWIDE          INVESTORS
                                           BALANCED--          GROWTH--             TRUST
                                          INSTITUTIONAL      INSTITUTIONAL        SERIES--
                                             SHARES             SHARES          INITIAL CLASS
                                         ----------------------------------------------------


ASSETS:
  Investment, at net asset value......     $23,059,333        $11,549,279         $603,359
  Dividends due and accrued...........              --                 --               --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............              --                 10               --

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          24,724             12,427              625
     Administrative charges...........           2,060              1,036               52
                                           -----------        -----------         --------
       Total net assets...............     $23,032,549        $11,535,826         $602,682
                                           ===========        ===========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $23,032,549        $11,535,826         $602,682
                                           ===========        ===========         ========

     Variable accumulation unit
       value..........................     $     21.62        $     11.03         $   7.89
                                           ===========        ===========         ========

Identified Cost of Investment.........     $24,153,702        $22,629,687         $750,255
                                           ===========        ===========         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                               COLUMBIA
           ALGER               CVS             SMALL CAP                          FIDELITY(R)       FIDELITY(R)
         AMERICAN            CALVERT          VALUE FUND,       DREYFUS IP            VIP               VIP            FIDELITY(R)
         SMALLCAP            SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-           EQUITY-              VIP
         GROWTH--           BALANCED           SERIES--          GROWTH--          FUND(R)--         INCOME--           MID CAP--
      CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------------


        $3,973,355         $  994,981         $1,035,542         $445,262         $25,402,241       $10,160,999        $4,161,821
                --                 --                 --               --                  --                --                --

              (410)                --                 --               --             (32,221)               12            (2,048)



             4,070              1,043              1,079              448              26,143            10,560             4,297
               339                 87                 90               37               2,179               880               358
        ----------         ----------         ----------         --------         -----------       -----------        ----------
        $3,968,536         $  993,851         $1,034,373         $444,777         $25,341,698       $10,149,571        $4,155,118
        ==========         ==========         ==========         ========         ===========       ===========        ==========


        $3,968,536         $  993,851         $1,034,373         $444,777         $25,341,698       $10,149,571        $4,155,118
        ==========         ==========         ==========         ========         ===========       ===========        ==========

        $     8.33         $    14.32         $     8.84         $   6.16         $     17.67       $     12.65        $    12.13
        ==========         ==========         ==========         ========         ===========       ===========        ==========

        $4,634,292         $1,443,294         $1,659,396         $681,283         $42,919,710       $17,640,307        $7,204,083
        ==========         ==========         ==========         ========         ===========       ===========        ==========






                                              NEUBERGER
                                             BERMAN AMT            ROYCE             ROYCE            T. ROWE
          MFS(R)            MFS(R)             MID-CAP           MICRO-CAP         SMALL-CAP           PRICE             VAN ECK
         RESEARCH          UTILITIES           GROWTH           PORTFOLIO--       PORTFOLIO--         EQUITY            WORLDWIDE
         SERIES--          SERIES--          PORTFOLIO--        INVESTMENT        INVESTMENT          INCOME              HARD
       INITIAL CLASS     SERVICE CLASS         CLASS S             CLASS             CLASS           PORTFOLIO           ASSETS
      ------------------------------------------------------------------------------------------------------------------------------


         $667,572         $11,522,310         $592,106          $1,201,393        $  958,464        $ 7,388,312        $ 8,719,177
               --                  --               --                  --                --                 --                 --

               --               5,201               --                  (2)           (2,157)                (6)                26



              697              11,790              602               1,233               981              7,748              8,209
               58                 983               50                 103                82                646                684
         --------         -----------         --------          ----------        ----------        -----------        -----------
         $666,817         $11,514,738         $591,454          $1,200,055        $  955,244        $ 7,379,912        $ 8,710,310
         ========         ===========         ========          ==========        ==========        ===========        ===========


         $666,817         $11,514,738         $591,454          $1,200,055        $  955,244        $ 7,379,912        $ 8,710,310
         ========         ===========         ========          ==========        ==========        ===========        ===========

         $   8.31         $     14.45         $  10.01          $     8.25        $     8.38        $     10.82        $     21.12
         ========         ===========         ========          ==========        ==========        ===========        ===========

         $835,212         $18,001,038         $947,582          $2,448,398        $1,480,283        $11,638,742        $15,286,027
         ========         ===========         ========          ==========        ==========        ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008


                                           VAN KAMPEN
                                               UIF             VICTORY
                                            EMERGING             VIF
                                             MARKETS         DIVERSIFIED
                                          EQUITY--CLASS    STOCK--CLASS A
                                                I              SHARES
                                         --------------------------------

ASSETS:
  Investment, at net asset value......     $ 5,812,930        $550,818
  Dividends due and accrued...........              --              --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............               7              --

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................           6,016             563
     Administrative charges...........             501              47
                                           -----------        --------
       Total net assets...............     $ 5,806,420        $550,208
                                           ===========        ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $ 5,806,420        $550,208
                                           ===========        ========

     Variable accumulation unit
       value..........................     $     13.49        $   8.64
                                           ===========        ========

Identified Cost of Investment.........     $12,521,898        $966,852
                                           ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $   758,480    $    332,967
  Mortality and expense risk charges....        (53,437)       (225,151)       (739,669)
  Administrative charges................         (4,453)        (18,763)        (61,639)
                                            -----------     -----------    ------------
       Net investment income (loss).....        (57,890)        514,566        (468,341)
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,520,081       5,677,200      14,324,750
  Cost of investments sold..............     (1,603,155)     (5,585,828)    (20,112,695)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................        (83,074)         91,372      (5,787,945)
  Realized gain distribution received...         12,690           5,273              --
  Change in unrealized appreciation
     (depreciation) on investments......     (1,147,514)       (241,330)    (23,061,037)
                                            -----------     -----------    ------------
       Net gain (loss) on investments...     (1,217,898)       (144,685)    (28,848,982)
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(1,275,788)    $   369,881    $(29,317,323)
                                            ===========     ===========    ============







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    18,357    $  6,341,547    $    147,873
  Mortality and expense risk charges....        (43,801)       (916,200)       (258,428)
  Administrative charges................         (3,650)        (76,350)        (21,536)
                                            -----------    ------------    ------------
       Net investment income (loss).....        (29,094)      5,348,997        (132,091)
                                            -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,023,894      26,957,193       5,949,340
  Cost of investments sold..............     (1,115,798)    (22,536,758)     (7,084,451)
                                            -----------    ------------    ------------
       Net realized gain (loss) on
          investments...................        (91,904)      4,420,435      (1,135,111)
  Realized gain distribution received...         78,012              --       1,083,698
  Change in unrealized appreciation
     (depreciation) on investments......     (1,701,693)    (29,216,428)    (14,104,688)
                                            -----------    ------------    ------------
       Net gain (loss) on investments...     (1,715,585)    (24,795,993)    (14,156,101)
                                            -----------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(1,744,679)   $(19,446,996)   $(14,288,192)
                                            ===========    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--
        MANAGEMENT     INITIAL CLASS   SERVICE CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


       $    490,009    $    540,778     $       319     $   242,141     $        --     $   251,507     $   617,705
           (283,741)       (458,594)        (86,664)       (140,665)        (18,246)        (58,406)       (243,684)
            (23,645)        (38,216)         (7,222)        (11,722)         (1,520)         (4,867)        (20,307)
       ------------    ------------     -----------     -----------     -----------     -----------     -----------
            182,623          43,968         (93,567)         89,754         (19,766)        188,234         353,714
       ------------    ------------     -----------     -----------     -----------     -----------     -----------


         11,697,899       8,819,094       2,490,081       3,280,837         872,129       4,272,867       4,993,723
        (11,697,089)    (12,679,731)     (2,569,601)     (3,108,696)       (714,850)     (4,784,018)     (4,974,897)
       ------------    ------------     -----------     -----------     -----------     -----------     -----------
                810      (3,860,637)        (79,520)        172,141         157,279        (511,151)         18,826
                 --       4,877,346          56,618       1,405,970         319,443              --              --
                845     (17,907,380)     (1,445,086)     (6,434,912)     (1,441,037)       (862,907)      1,273,690
       ------------    ------------     -----------     -----------     -----------     -----------     -----------
              1,655     (16,890,671)     (1,467,988)     (4,856,801)       (964,315)     (1,374,058)      1,292,516
       ------------    ------------     -----------     -----------     -----------     -----------     -----------
       $    184,278    $(16,846,703)    $(1,561,555)    $(4,767,047)    $  (984,081)    $(1,185,824)    $ 1,646,230
       ============    ============     ===========     ===========     ===========     ===========     ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $   193,319     $     2,511     $    15,582     $        --     $   122,846     $    16,355     $    33,562
           (170,331)        (44,978)        (62,166)        (84,063)        (96,541)        (81,214)        (97,634)
            (14,194)         (3,748)         (5,180)         (7,005)         (8,045)         (6,768)         (8,136)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------
              8,794         (46,215)        (51,764)        (91,068)         18,260         (71,627)        (72,208)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------


          4,396,124       1,093,387       1,734,093       2,974,006       3,227,893       1,832,163       2,055,663
         (3,374,790)       (857,696)     (1,745,305)     (2,413,481)     (3,532,046)     (1,853,583)     (2,249,618)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------
          1,021,334         235,691         (11,212)        560,525        (304,153)        (21,420)       (193,955)
          1,597,276              --         565,194         624,177       1,047,762          88,816         126,175
         (7,205,846)     (1,952,395)     (3,114,230)     (4,972,166)     (3,806,807)     (2,053,732)     (3,067,281)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------
         (4,587,236)     (1,716,704)     (2,560,248)     (3,787,464)     (3,063,198)     (1,986,336)     (3,135,061)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------
        $(4,578,442)    $(1,762,919)    $(2,612,012)    $(3,878,532)    $(3,044,938)    $(2,057,963)    $(3,207,269)
        ===========     ===========     ===========     ===========     ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                               S&P 500          SMALL CAP           TOTAL
                                               INDEX--          GROWTH--          RETURN--
                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $  1,531,847       $        --      $  1,613,683
  Mortality and expense risk charges....        (845,659)          (29,049)         (622,454)
  Administrative charges................         (70,472)           (2,421)          (51,871)
                                            ------------       -----------      ------------
       Net investment income (loss).....         615,716           (31,470)          939,358
                                            ------------       -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      18,040,315           776,952        13,649,756
  Cost of investments sold..............     (17,338,944)         (928,664)      (18,685,831)
                                            ------------       -----------      ------------
       Net realized gain (loss) on
          investments...................         701,371          (151,712)       (5,036,075)
  Realized gain distribution received...              --           472,002         6,330,659
  Change in unrealized appreciation
     (depreciation) on investments......     (32,749,203)       (1,472,134)      (18,382,396)
                                            ------------       -----------      ------------
       Net gain (loss) on investments...     (32,047,832)       (1,151,844)      (17,087,812)
                                            ------------       -----------      ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(31,432,116)      $(1,183,314)     $(16,148,454)
                                            ============       ===========      ============






                                                                                 JANUS ASPEN
                                                               JANUS ASPEN         SERIES
                                             FIDELITY(R)         SERIES           WORLDWIDE
                                                 VIP           BALANCED--         GROWTH--
                                              MID CAP--       INSTITUTIONAL     INSTITUTIONAL
                                           SERVICE CLASS 2       SHARES            SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $    16,099       $   750,980      $    217,696
  Mortality and expense risk charges....         (79,542)         (347,736)         (225,337)
  Administrative charges................          (6,628)          (28,978)          (18,778)
                                             -----------       -----------      ------------
       Net investment income (loss).....         (70,071)          374,266           (26,419)
                                             -----------       -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       2,103,720         6,873,566         4,651,160
  Cost of investments sold..............      (2,401,899)       (6,556,307)       (7,733,130)
                                             -----------       -----------      ------------
       Net realized gain (loss) on
          investments...................        (298,179)          317,259        (3,081,970)
  Realized gain distribution received...       1,207,527         2,048,641                --
  Change in unrealized appreciation
     (depreciation) on investments......      (3,978,226)       (7,957,059)       (7,418,436)
                                             -----------       -----------      ------------
       Net gain (loss) on investments...      (3,068,878)       (5,591,159)      (10,500,406)
                                             -----------       -----------      ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(3,138,949)      $(5,216,893)     $(10,526,825)
                                             ===========       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                                                           COLUMBIA
                            ALGER             CVS          SMALL CAP                                        FIDELITY(R)
                          AMERICAN          CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)          VIP
        MAINSTAY VP       SMALLCAP          SOCIAL         VARIABLE       TECHNOLOGY           VIP            EQUITY-
          VALUE--         GROWTH--         BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--     INCOME--
       INITIAL CLASS   CLASS O SHARES      PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    830,522      $        --       $  33,222       $   6,273       $      --      $    371,569      $   376,236
           (146,114)         (80,525)        (17,817)        (16,957)         (9,463)         (483,218)        (195,469)
            (12,176)          (6,710)         (1,485)         (1,413)           (789)          (40,268)         (16,289)
       ------------      -----------       ---------       ---------       ---------      ------------      -----------
            672,232          (87,235)         13,920         (12,097)        (10,252)         (151,917)         164,478
       ------------      -----------       ---------       ---------       ---------      ------------      -----------


         36,124,289        2,222,167         431,098         562,282         547,180         9,195,390        4,483,895
        (37,076,081)      (1,584,960)       (420,823)       (730,058)       (544,362)      (10,983,606)      (5,154,542)
       ------------      -----------       ---------       ---------       ---------      ------------      -----------
           (951,792)         637,207          10,275        (167,776)          2,818        (1,788,216)        (670,647)
          4,554,363           96,339          18,560         168,502              --         1,229,941           18,256
         (4,959,874)      (4,739,132)       (560,002)       (459,328)       (370,814)      (20,774,868)      (8,086,151)
       ------------      -----------       ---------       ---------       ---------      ------------      -----------
         (1,357,303)      (4,005,586)       (531,167)       (458,602)       (367,996)      (21,333,143)      (8,738,542)
       ------------      -----------       ---------       ---------       ---------      ------------      -----------
       $   (685,071)     $(4,092,821)      $(517,247)      $(470,699)      $(378,248)     $(21,485,060)     $(8,574,064)
       ============      ===========       =========       =========       =========      ============      ===========






                                                         NEUBERGER
                                                        BERMAN AMT         ROYCE           ROYCE
          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY
      TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME
       INITIAL CLASS   INITIAL CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS         PORTFOLIO
      --------------------------------------------------------------------------------------------------------------


         $   7,624       $   6,429     $    246,809      $      --      $    47,881      $   7,818      $   259,597
           (10,543)        (13,416)        (217,472)       (11,143)         (21,962)       (15,079)        (137,566)
              (879)         (1,118)         (18,123)          (929)          (1,830)        (1,257)         (11,464)
         ---------       ---------     ------------      ---------      -----------      ---------      -----------
            (3,798)         (8,105)          11,214        (12,072)          24,089         (8,518)         110,567
         ---------       ---------     ------------      ---------      -----------      ---------      -----------


           258,253         632,739        5,113,439        328,497          598,302        539,698        3,836,549
          (189,212)       (462,128)      (4,562,989)      (311,697)        (707,016)      (587,320)      (3,674,929)
         ---------       ---------     ------------      ---------      -----------      ---------      -----------
            69,041         170,611          550,450         16,800         (108,714)       (47,622)         161,620
            62,954              --        3,004,543             --          200,650        100,504          375,575
          (464,582)       (628,001)     (11,848,200)      (527,564)      (1,096,487)      (429,367)      (5,582,152)
         ---------       ---------     ------------      ---------      -----------      ---------      -----------
          (332,587)       (457,390)      (8,293,207)      (510,764)      (1,004,551)      (376,485)      (5,044,957)
         ---------       ---------     ------------      ---------      -----------      ---------      -----------
         $(336,385)      $(465,495)    $ (8,281,993)     $(522,836)     $  (980,462)     $(385,003)     $(4,934,390)
         =========       =========     ============      =========      ===========      =========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008




                                                               VAN KAMPEN          VICTORY
                                               VAN ECK             UIF               VIF
                                              WORLDWIDE         EMERGING         DIVERSIFIED
                                                HARD             MARKETS       STOCK--CLASS A
                                               ASSETS        EQUITY--CLASS I       SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $     47,976      $         --        $   6,210
  Mortality and expense risk charges....        (205,500)         (139,877)          (9,910)
  Administrative charges................         (17,125)          (11,656)            (826)
                                            ------------      ------------        ---------
       Net investment income (loss).....        (174,649)         (151,533)          (4,526)
                                            ------------      ------------        ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       5,584,067         3,877,938          535,945
  Cost of investments sold..............      (4,907,690)       (2,194,118)        (528,650)
                                            ------------      ------------        ---------
       Net realized gain (loss) on
          investments...................         676,377         1,683,820            7,295
  Realized gain distribution received...       2,627,148         3,501,409          116,603
  Change in unrealized appreciation
     (depreciation) on investments......     (12,152,448)      (13,902,602)        (480,004)
                                            ------------      ------------        ---------
       Net gain (loss) on investments...      (8,848,923)       (8,717,373)        (356,106)
                                            ------------      ------------        ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ (9,023,572)     $ (8,868,906)       $(360,632)
                                            ============      ============        =========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (57,890)      $    39,112       $   514,566       $   463,800
     Net realized gain (loss) on investments................         (83,074)          165,561            91,372           196,897
     Realized gain distribution received....................          12,690           213,003             5,273                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,147,514)         (339,921)         (241,330)          388,888
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,275,788)           77,755           369,881         1,049,585
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          35,179           393,794           314,745           326,202
     Policyowners' surrenders...............................        (758,069)       (1,215,980)       (3,591,069)       (4,148,154)
     Policyowners' annuity and death benefits...............         (48,473)         (136,666)         (521,904)         (353,619)
     Net transfers from (to) Fixed Account..................         (55,792)           30,095          (432,989)          (46,289)
     Transfers between Investment Divisions.................        (520,427)          713,515           642,039           307,862
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,347,582)         (215,242)       (3,589,178)       (3,913,998)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,100              (276)           (1,289)           (3,292)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (2,621,270)         (137,763)       (3,220,586)       (2,867,705)

NET ASSETS:
     Beginning of period....................................       5,813,930         5,951,693        19,941,550        22,809,255
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 3,192,660       $ 5,813,930       $16,720,964       $19,941,550
                                                                 ===========       ===========       ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    89,754       $   125,748       $   (19,766)      $  (30,722)
     Net realized gain (loss) on investments................         172,141         1,245,349           157,279          317,053
     Realized gain distribution received....................       1,405,970           364,729           319,443          103,727
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,434,912)          211,528        (1,441,037)         294,910
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,767,047)        1,947,354          (984,081)         684,968
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         241,957           403,418            31,885           49,562
     Policyowners' surrenders...............................      (2,190,181)       (3,366,524)         (335,422)        (304,696)
     Policyowners' annuity and death benefits...............        (228,571)         (212,200)             (938)              --
     Net transfers from (to) Fixed Account..................        (494,949)          (67,254)           (9,220)          16,076
     Transfers between Investment Divisions.................         539,136           (93,545)         (333,666)         (18,284)
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (2,132,608)       (3,336,105)         (647,361)        (257,342)
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           6,478            (6,816)            2,095           (2,161)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (6,893,177)       (1,395,567)       (1,629,347)         425,465

NET ASSETS:
     Beginning of period....................................      14,515,565        15,911,132         2,508,167        2,082,702
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $ 7,622,388       $14,515,565       $   878,820       $2,508,167
                                                                 ===========       ===========       ===========       ==========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (468,341)  $ (1,052,121)  $    182,623    $   547,490   $     43,968   $    (64,923)   $   (93,567)   $  103,039
        (5,787,945)    (3,200,959)           810           (119)    (3,860,637)      (652,764)       (79,520)       94,212
                --             --             --             --      4,877,346      3,964,733         56,618        96,316

       (23,061,037)    13,904,333            845            202    (17,907,380)      (981,912)    (1,445,086)      (62,124)
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------

       (29,317,323)     9,651,253        184,278        547,573    (16,846,703)     2,265,134     (1,561,555)      231,443
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------

           504,427        798,009        898,765      2,023,504        288,306        623,872        857,820       716,773
        (7,783,740)   (13,427,212)   (12,309,948)    (9,170,874)    (5,068,295)    (7,608,212)    (1,329,599)     (937,277)
        (1,035,488)      (984,898)      (156,214)      (516,415)      (607,556)      (575,234)        (8,341)       (1,854)
        (1,125,802)      (392,285)    (1,940,452)       151,408       (661,322)      (212,957)      (421,678)       62,066
        (3,851,721)    (7,982,829)    21,646,561      9,274,738     (2,021,005)    (3,504,270)     2,380,188     3,464,203
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
       (13,292,324)   (21,989,215)     8,138,712      1,762,361     (8,069,872)   (11,276,801)     1,478,390     3,303,911
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------


            57,007        (37,670)          (923)        (1,928)        32,298         (8,532)         1,955          (753)
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
       (42,552,640)   (12,375,632)     8,322,067      2,308,006    (24,884,277)    (9,020,199)       (81,210)    3,534,601


        82,777,690     95,153,322     17,455,052     15,147,046     50,557,526     59,577,725      6,439,696     2,905,095
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
      $ 40,225,050   $ 82,777,690   $ 25,777,119    $17,455,052   $ 25,673,249   $ 50,557,526    $ 6,358,486    $6,439,696
      ============   ============   ============    ===========   ============   ============    ===========    ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   188,234    $   461,229    $   353,714    $   672,663    $   (29,094)   $   (7,289)   $  5,348,997   $  5,284,818
          (511,151)      (153,438)        18,826       (123,613)       (91,904)       55,924       4,420,435      4,850,824
                --             --             --             --         78,012       159,879              --             --

          (862,907)      (286,261)     1,273,690        464,522     (1,701,693)       86,201     (29,216,428)    (8,883,153)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------

        (1,185,824)        21,530      1,646,230      1,013,572     (1,744,679)      294,715     (19,446,996)     1,252,489
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------

            88,088      1,663,574        526,988        463,619         69,770       122,380         983,482      2,723,891
        (1,112,212)    (2,523,831)    (3,866,944)    (3,547,713)      (694,119)      (78,694)    (15,078,167)   (18,256,423)
           (11,773)       (86,880)      (713,688)      (378,777)            --      (216,199)     (2,536,406)    (2,528,203)
          (809,032)        89,011       (228,387)       (33,360)       (35,468)        7,089      (2,172,026)      (652,909)
        (2,144,010)       624,907      5,348,264       (577,946)       519,067     2,278,099      (6,053,698)    (4,181,241)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
        (3,988,939)      (233,219)     1,066,233     (4,074,177)      (140,750)    2,112,675     (24,856,815)   (22,894,885)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------


               594           (479)        (2,543)        (3,077)         2,970          (822)         17,402         (2,794)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
        (5,174,169)      (212,168)     2,709,920     (3,063,682)    (1,882,459)    2,406,568     (44,286,409)   (21,645,190)


         8,133,196      8,345,364     19,210,903     22,274,585      4,397,006     1,990,438      96,063,247    117,708,437
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
       $ 2,959,027    $ 8,133,196    $21,920,823    $19,210,903    $ 2,514,547    $4,397,006    $ 51,776,838   $ 96,063,247
       ===========    ===========    ===========    ===========    ===========    ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                     ICAP SELECT EQUITY--                  INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (132,091)      $  (33,272)           $--           $    62,700
     Net realized gain (loss) on investments................      (1,135,111)         363,181             --               366,351
     Realized gain distribution received....................       1,083,698          265,100             --               660,670
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (14,104,688)        (387,581)            --            (1,113,299)
                                                                ------------       ----------            ---           -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (14,288,192)         207,428             --               (23,578)
                                                                ------------       ----------            ---           -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         226,811          426,800             --               104,848
     Policyowners' surrenders...............................      (3,503,226)        (656,539)            --              (579,247)
     Policyowners' annuity and death benefits...............        (632,591)          (6,445)            --                (2,855)
     Net transfers from (to) Fixed Account..................        (475,672)          25,519             --                 5,632
     Transfers between Investment Divisions.................      31,818,028        5,757,057             --            (4,278,251)
                                                                ------------       ----------            ---           -----------
       Net contributions and (withdrawals)..................      27,433,350        5,546,392             --            (4,749,873)
                                                                ------------       ----------            ---           -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          14,661             (588)            --                    99
                                                                ------------       ----------            ---           -----------
          Increase (decrease) in net assets.................      13,159,819        5,753,232             --            (4,773,352)

NET ASSETS:
     Beginning of period....................................       8,694,807        2,941,575             --             4,773,352
                                                                ------------       ----------            ---           -----------
     End of period..........................................    $ 21,854,626       $8,694,807            $--           $        --
                                                                ============       ==========            ===           ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    18,260       $   (49,054)      $   (71,627)      $   66,782
     Net realized gain (loss) on investments................        (304,153)          970,832           (21,420)         117,442
     Realized gain distribution received....................       1,047,762         1,017,177            88,816          138,906
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,806,807)       (2,094,155)       (2,053,732)          15,603
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (3,044,938)         (155,200)       (2,057,963)         338,733
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         100,910           432,702           141,617          743,776
     Policyowners' surrenders...............................      (1,512,884)       (2,371,176)       (1,028,616)        (491,539)
     Policyowners' annuity and death benefits...............        (215,400)         (271,638)         (130,107)        (243,167)
     Net transfers from (to) Fixed Account..................        (225,443)          (99,123)         (325,379)          65,314
     Transfers between Investment Divisions.................      (1,071,612)         (304,444)        2,405,061        3,038,887
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (2,924,429)       (2,613,679)        1,062,576        3,113,271
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           6,531               284             3,049           (1,062)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (5,962,836)       (2,768,595)         (992,338)       3,450,942

NET ASSETS:
     Beginning of period....................................      11,159,088        13,927,683         6,857,551        3,406,609
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $ 5,196,252       $11,159,088       $ 5,865,213       $6,857,551
                                                                 ===========       ===========       ===========       ==========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                     MID CAP                       MID CAP
         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--                  CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $     8,794    $  (129,578)   $   (46,215)   $   (59,801)   $   (51,764)   $   (75,484)   $   (91,068)   $  (147,633)
         1,021,334      1,598,757        235,691         24,061        (11,212)       639,141        560,525      1,643,347
         1,597,276      1,222,615             --             --        565,194        741,526        624,177        724,609

        (7,205,846)    (1,967,946)    (1,952,395)       872,070     (3,114,230)      (990,367)    (4,972,166)      (672,799)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        (4,578,442)       723,848     (1,762,919)       836,330     (2,612,012)       314,816     (3,878,532)     1,547,524
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

           180,748        416,687         82,529        101,529         74,193        160,605        143,719        217,904
        (2,152,255)    (2,906,755)      (611,703)    (1,003,255)      (742,811)    (1,104,904)      (882,299)    (1,659,135)
          (330,909)       (70,663)       (26,417)       (77,386)       (29,727)      (145,195)       (11,099)       (62,074)
          (257,470)         3,269       (125,770)        17,706       (166,786)       (50,539)      (269,192)       (29,017)
        (1,173,239)     1,100,218        451,752       (271,475)      (637,180)      (155,209)    (1,424,329)    (1,458,101)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         3,733,125     (1,457,244)      (229,609)    (1,232,881)    (1,502,311)    (1,295,242)    (2,443,200)    (2,990,423)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


            10,452         (2,378)         3,129         (2,747)         4,658         (1,019)         7,657         (5,300)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        (8,301,115)      (735,774)    (1,989,399)      (399,298)    (4,109,665)      (981,445)    (6,314,075)    (1,448,199)


        18,741,316     19,477,090      4,520,457      4,919,755      7,295,959      8,277,404     10,315,552     11,763,751
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
       $10,440,201    $18,741,316    $ 2,531,058    $ 4,520,457    $ 3,186,294    $ 7,295,959    $ 4,001,477    $10,315,552
       ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========





              MAINSTAY VP
                MODERATE                    MAINSTAY VP
                 GROWTH                       S&P 500                     MAINSTAY VP                   MAINSTAY VP
              ALLOCATION--                    INDEX--                  SMALL CAP GROWTH--              TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (72,208)   $   47,349    $    615,716   $    231,874    $   (31,470)   $   (56,525)  $    939,358   $    590,112
          (193,955)       85,537         701,371      5,219,523       (151,712)       290,521     (5,036,075)      (166,225)
           126,175       257,399              --             --        472,002        287,298      6,330,659      4,621,625

        (3,067,281)       67,602     (32,749,203)    (1,069,285)    (1,472,134)      (676,002)   (18,382,396)      (584,280)
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------

        (3,207,269)      457,887     (31,432,116)     4,382,112     (1,183,314)      (154,708)   (16,148,454)     4,461,232
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------

           164,639     1,188,623         902,904      1,461,038         22,197         74,605        413,360        547,144
          (993,501)     (331,938)    (10,347,276)   (17,346,869)      (325,500)      (898,616)    (7,728,970)   (10,248,767)
                --       (77,930)     (1,815,815)    (1,217,706)        (6,618)          (647)    (1,469,046)    (1,153,560)
          (149,871)       38,370      (1,371,149)      (367,612)       (26,124)        (8,367)    (1,355,044)      (202,883)
         1,452,892     3,137,547      (3,887,041)    (4,649,099)      (258,751)      (473,375)    (2,494,707)    (3,671,636)
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------
           474,159     3,954,672     (16,518,377)   (22,120,248)      (594,796)    (1,306,400)   (12,634,407)   (14,729,702)
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------


             5,094        (1,401)         60,238        (16,508)         2,333            662         28,498        (15,842)
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------
        (2,728,016)    4,411,158     (47,890,255)   (17,754,644)    (1,775,777)    (1,460,446)   (28,754,363)   (10,284,312)


         8,695,541     4,284,383      94,708,877    112,463,521      3,358,140      4,818,586     65,985,058     76,269,370
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------
       $ 5,967,525    $8,695,541    $ 46,818,622   $ 94,708,877    $ 1,582,363    $ 3,358,140   $ 37,230,695   $ 65,985,058
       ===========    ==========    ============   ============    ===========    ===========   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007





                                                                          MAINSTAY VP                       ALGER AMERICAN
                                                                            VALUE--                        SMALLCAP GROWTH--
                                                                         INITIAL CLASS                      CLASS O SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    672,232       $    81,561       $   (87,235)      $  (140,147)
     Net realized gain (loss) on investments................        (951,792)        2,776,171           637,207           217,219
     Realized gain distribution received....................       4,554,363         3,245,539            96,339                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,959,874)       (5,434,882)       (4,739,132)        1,534,354
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (685,071)          668,389        (4,092,821)        1,611,426
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         108,797           692,565            58,367           100,696
     Policyowners' surrenders...............................      (2,139,949)       (6,661,936)         (771,520)       (1,917,606)
     Policyowners' annuity and death benefits...............        (137,744)         (495,371)          (47,278)          (51,567)
     Net transfers from (to) Fixed Account..................        (221,368)         (316,219)         (114,735)          (57,882)
     Transfers between Investment Divisions.................     (33,417,917)       (1,859,710)       (1,114,374)         (308,546)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................     (35,808,181)       (8,640,671)       (1,989,540)       (2,234,905)
                                                                ------------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           4,999            (2,997)            8,249            (4,816)
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (36,488,253)       (7,975,279)       (6,074,112)         (628,295)

NET ASSETS:
     Beginning of period....................................      36,488,253        44,463,532        10,042,648        10,670,943
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $         --       $36,488,253       $ 3,968,536       $10,042,648
                                                                ============       ===========       ===========       ===========







                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                         INITIAL CLASS                      SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    164,478       $    95,031       $   (70,071)      $   (73,993)
     Net realized gain (loss) on investments................        (670,647)          520,116          (298,179)          345,771
     Realized gain distribution received....................          18,256         1,930,349         1,207,527           854,226
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (8,086,151)       (2,297,377)       (3,978,226)           55,709
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (8,574,064)          248,119        (3,138,949)        1,181,713
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         189,614           625,387           141,659           306,370
     Policyowners' surrenders...............................      (2,082,711)       (3,898,215)         (749,537)       (1,168,625)
     Policyowners' annuity and death benefits...............        (178,959)         (536,201)           (7,753)         (152,461)
     Net transfers from (to) Fixed Account..................        (479,572)         (212,711)         (111,285)           10,014
     Transfers between Investment Divisions.................      (1,493,207)         (385,835)         (951,592)         (123,608)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (4,044,835)       (4,407,575)       (1,678,508)       (1,128,310)
                                                                ------------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          16,494            (1,272)            5,379            (3,940)
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (12,602,405)       (4,160,728)       (4,812,078)           49,463

NET ASSETS:
     Beginning of period....................................      22,751,976        26,912,704         8,967,196         8,917,733
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $ 10,149,571       $22,751,976       $ 4,155,118       $ 8,967,196
                                                                ============       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                         COLUMBIA SMALL CAP                DREYFUS IP
              CVS CALVERT                   VALUE FUND,                    TECHNOLOGY                 FIDELITY(R) VIP
            SOCIAL BALANCED              VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                      CLASS B                    INITIAL SHARES                INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   13,920     $   18,659     $  (12,097)    $  (21,363)    $  (10,252)    $  (12,018)   $   (151,917)   $  (225,623)
           10,275        118,806       (167,776)        84,637          2,818         84,617      (1,788,216)     2,368,433
           18,560        104,243        168,502        222,651             --             --       1,229,941     13,282,767

         (560,002)      (205,775)      (459,328)      (349,670)      (370,814)        36,905     (20,774,868)    (7,113,876)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------

         (517,247)        35,933       (470,699)       (63,745)      (378,248)       109,504     (21,485,060)     8,311,701
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------

           28,282         33,176         14,600         49,213         33,230         21,714         597,900      1,344,095
         (170,969)      (342,065)      (250,368)      (432,960)      (202,658)       (88,586)     (5,534,300)    (7,948,728)
           (8,362)        (5,204)        (4,729)        (7,549)        (1,930)        (9,588)       (736,883)      (364,844)
         (101,896)         2,120        (30,573)        11,151         (1,562)         3,371        (614,628)      (175,248)
          (72,014)      (134,087)        58,070        (25,202)      (150,156)        92,800      (1,662,273)    (1,926,717)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
         (324,959)      (446,060)      (213,000)      (405,347)      (323,076)        19,711      (7,950,184)    (9,071,442)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------

              839           (157)           892            230            795           (417)         40,452        (29,065)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
         (841,367)      (410,284)      (682,807)      (468,862)      (700,529)       128,798     (29,394,792)      (788,806)


        1,835,218      2,245,502      1,717,180      2,186,042      1,145,306      1,016,508      54,736,490     55,525,296
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
       $  993,851     $1,835,218     $1,034,373     $1,717,180     $  444,777     $1,145,306    $ 25,341,698    $54,736,490
       ==========     ==========     ==========     ==========     ==========     ==========    ============    ===========






                                            JANUS ASPEN
              JANUS ASPEN                 SERIES WORLDWIDE              MFS(R) INVESTORS                   MFS(R)
           SERIES BALANCED--                  GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    374,266    $   429,699   $    (26,419)   $  (159,082)   $   (3,798)    $   (5,543)    $   (8,105)    $   (9,609)
           317,259        691,314     (3,081,970)    (2,802,536)       69,041         93,113        170,611         72,958
         2,048,641             --             --             --        62,954         10,434             --             --

        (7,957,059)     2,065,132     (7,418,436)     5,305,460      (464,582)         5,873       (628,001)       123,806
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------

        (5,216,893)     3,186,145    (10,526,825)     2,343,842      (336,385)       103,877       (465,495)       187,155
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------

           409,471        812,060        272,698        541,717        16,365         45,966         16,741         15,417
        (4,303,092)    (5,365,867)    (2,438,051)    (3,710,234)     (119,792)      (302,863)      (230,697)      (281,701)
          (601,698)      (326,514)      (461,571)      (331,921)      (10,365)        (3,188)            --             --
          (607,978)      (241,230)      (340,839)      (205,285)          561            531        (21,418)        (3,584)
          (742,894)    (1,709,948)    (1,273,386)    (1,260,823)      (49,054)        35,770       (188,413)       (42,996)
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------
        (5,846,191)    (6,831,499)    (4,241,149)    (4,966,546)     (162,285)      (223,784)      (423,787)      (312,864)
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------


             9,933        (10,862)        19,385         (9,302)          660           (339)           993           (638)
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------
       (11,053,151)    (3,656,216)   (14,748,589)    (2,632,006)     (498,010)      (120,246)      (888,289)      (126,347)


        34,085,700     37,741,916     26,284,415     28,916,421     1,100,692      1,220,938      1,555,106      1,681,453
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------
      $ 23,032,549    $34,085,700   $ 11,535,826    $26,284,415    $  602,682     $1,100,692     $  666,817     $1,555,106
      ============    ===========   ============    ===========    ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007





                                                                            MFS(R)                         NEUBERGER BERMAN
                                                                      UTILITIES SERIES--                      AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $     11,214       $  (105,535)      $  (12,072)       $  (12,359)
     Net realized gain (loss) on investments................         550,450           669,018           16,800            69,879
     Realized gain distribution received....................       3,004,543         1,226,695               --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (11,848,200)        2,392,203         (527,564)           97,234
                                                                ------------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (8,281,993)        4,182,381         (522,836)          154,754
                                                                ------------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         476,379         1,548,280           11,456            43,076
     Policyowners' surrenders...............................      (2,708,250)       (1,796,235)        (139,175)          (55,782)
     Policyowners' annuity and death benefits...............        (151,417)         (178,321)              --              (387)
     Net transfers from (to) Fixed Account..................        (836,294)          173,329          (11,844)            3,373
     Transfers between Investment Divisions.................         410,070         4,622,442           38,571           466,206
                                                                ------------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,809,512)        4,369,495         (100,992)          456,486
                                                                ------------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          14,404           (10,549)             957              (527)
                                                                ------------       -----------       ----------        ----------
          Increase (decrease) in net assets.................     (11,077,101)        8,541,327         (622,871)          610,713

NET ASSETS:
     Beginning of period....................................      22,591,839        14,050,512        1,214,325           603,612
                                                                ------------       -----------       ----------        ----------
     End of period..........................................    $ 11,514,738       $22,591,839       $  591,454        $1,214,325
                                                                ============       ===========       ==========        ==========






                                                                          VAN KAMPEN                            VICTORY
                                                                              UIF                                 VIF
                                                                       EMERGING MARKETS                   DIVERSIFIED STOCK--
                                                                        EQUITY--CLASS I                     CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (151,533)      $  (128,376)      $   (4,526)       $   (8,250)
     Net realized gain (loss) on investments................       1,683,820         1,774,314            7,295            70,955
     Realized gain distribution received....................       3,501,409         1,644,585          116,603           106,533
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (13,902,602)        1,512,315         (480,004)          (60,817)
                                                                ------------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (8,868,906)        4,802,838         (360,632)          108,421
                                                                ------------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         185,005           500,369           50,589            11,965
     Policyowners' surrenders...............................      (1,698,366)       (1,737,732)        (191,552)         (271,587)
     Policyowners' annuity and death benefits...............         (88,000)          (71,720)        (172,441)             (388)
     Net transfers from (to) Fixed Account..................        (264,961)          (35,116)         (60,188)            1,803
     Transfers between Investment Divisions.................        (839,277)        1,073,160           53,309           202,172
                                                                ------------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,705,599)         (271,039)        (320,283)          (56,035)
                                                                ------------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          17,126           (17,664)             698              (327)
                                                                ------------       -----------       ----------        ----------
          Increase (decrease) in net assets.................     (11,557,379)        4,514,135         (680,217)           52,059

NET ASSETS:
     Beginning of period....................................      17,363,799        12,849,664        1,230,425         1,178,366
                                                                ------------       -----------       ----------        ----------
     End of period..........................................    $  5,806,420       $17,363,799       $  550,208        $1,230,425
                                                                ============       ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                 ROYCE                         ROYCE
               MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE                    VAN ECK
              PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME                   WORLDWIDE
            INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO                    HARD ASSETS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $    24,089    $    5,932     $   (8,518)    $  (19,114)    $   110,567    $    67,820   $   (174,649)   $  (185,696)
          (108,714)       20,785        (47,622)        54,960         161,620      1,234,360        676,377      1,247,090
           200,650       203,416        100,504         64,596         375,575        974,047      2,627,148      1,680,944

        (1,096,487)     (192,422)      (429,367)      (153,491)     (5,582,152)    (1,886,057)   (12,152,448)     2,842,128
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------

          (980,462)       37,711       (385,003)       (53,049)     (4,934,390)       390,170     (9,023,572)     5,584,466
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------

            72,709       105,179         58,739         41,708         173,471        535,634        353,274        529,300
          (277,481)     (212,827)      (141,653)      (256,220)     (1,933,336)    (2,933,596)    (2,099,155)    (1,793,221)
            (7,664)      (34,323)        (6,142)       (36,892)        (63,862)      (205,864)      (153,424)      (198,085)
             4,340        10,293        (12,282)         7,495        (443,869)        (8,696)      (432,564)        62,662
           (15,680)      719,572         63,154        283,798      (1,149,156)        86,915      1,164,619      2,117,308
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------
          (223,776)      587,894        (38,184)        39,889      (3,416,752)    (2,525,607)    (1,167,250)       717,964
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------


             1,470          (369)           474            142           9,961         (1,642)         7,391        (16,852)
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------
        (1,202,768)      625,236       (422,713)       (13,018)     (8,341,181)    (2,137,079)   (10,183,431)     6,285,578

         2,402,823     1,777,587      1,377,957      1,390,975      15,721,093     17,858,172     18,893,741     12,608,163
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------
       $ 1,200,055    $2,402,823     $  955,244     $1,377,957     $ 7,379,912    $15,721,093   $  8,710,310    $18,893,741
       ===========    ==========     ==========     ==========     ===========    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $4,125,666        $20,094,257      $ 59,581,983
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            204            (18,563)          (69,753)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          4,352             22,142            61,903
     Administrative charges...........            363              1,845             5,159
                                           ----------        -----------      ------------
       Total net assets...............     $4,121,155        $20,051,707      $ 59,445,168
                                           ==========        ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $4,121,155        $20,051,707      $ 59,445,168
                                           ==========        ===========      ============
     Variable accumulation unit
       value..........................     $     8.54        $     19.02      $      15.77
                                           ==========        ===========      ============

Identified Cost of Investment.........     $5,534,361        $19,846,237      $113,788,251
                                           ==========        ===========      ============







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------
ASSETS:
  Investment, at net asset value......     $3,693,512        $49,164,153       $29,398,639
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            982            (11,827)          (15,513)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          3,811             53,057            30,222
     Administrative charges...........            318              4,421             2,519
                                           ----------        -----------       -----------
       Total net assets...............     $3,690,365        $49,094,848       $29,350,385
                                           ==========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $3,690,365        $49,094,848       $29,350,385
                                           ==========        ===========       ===========
     Variable accumulation unit
       value..........................     $     7.36        $     19.59       $      9.30
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $5,820,146        $64,729,152       $47,991,708
                                           ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------



        $32,053,342       $36,240,255       $6,127,388        $ 8,753,301       $1,696,089        $3,611,434        $22,543,785
             13,259                --               --                 --               --            17,394                 --

           (327,120)           (6,815)             566                743           (1,036)              321               (399)



             34,383            37,668            6,461              9,258            1,747             3,943             24,864
              2,865             3,139              538                771              146               329              2,072
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $31,702,233       $36,192,633       $6,120,955        $ 8,744,015       $1,693,160        $3,624,877        $22,516,450
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $31,702,233       $36,192,633       $6,120,955        $ 8,744,015       $1,693,160        $3,624,877        $22,516,450
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.46       $     20.47       $     8.99        $     14.84       $     8.27        $     8.09        $     20.38
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $32,052,115       $65,775,448       $7,316,401        $12,678,025       $3,087,465        $4,997,848        $21,116,929
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $14,037,056       $4,758,773        $4,634,630        $ 6,020,006       $ 7,417,336       $10,344,580       $ 9,865,732
                 --               --                --                 --                --                --                --

             (2,820)            (694)           (3,356)              (345)             (229)            1,154            12,076



             15,073            4,921             4,785              6,246             7,660            10,995            10,312
              1,256              410               399                521               638               916               859
        -----------       ----------        ----------        -----------       -----------       -----------       -----------
        $14,017,907       $4,752,748        $4,626,090        $ 6,012,894       $ 7,408,809       $10,333,823       $ 9,866,637
        ===========       ==========        ==========        ===========       ===========       ===========       ===========


        $14,017,907       $4,752,748        $4,626,090        $ 6,012,894       $ 7,408,809       $10,333,823       $ 9,866,637
        ===========       ==========        ==========        ===========       ===========       ===========       ===========

        $     18.52       $     9.75        $    10.12        $      9.28       $      9.32       $      8.51       $      7.91
        ===========       ==========        ==========        ===========       ===========       ===========       ===========


        $18,338,313       $5,996,428        $8,673,685        $10,189,321       $12,729,893       $13,521,541       $14,114,931
        ===========       ==========        ==========        ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008





                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $68,538,359       $2,116,238        $43,593,045
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................          (7,817)             695             (9,367)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          71,338            2,182             46,540
     Administrative charges...........           5,945              182              3,878
                                           -----------       ----------        -----------
       Total net assets...............     $68,453,259       $2,114,569        $43,533,260
                                           ===========       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $68,453,259       $2,114,569        $43,533,260
                                           ===========       ==========        ===========

     Variable accumulation unit
       value..........................     $     21.60       $     6.44        $     18.81
                                           ===========       ==========        ===========


Identified Cost of Investment.........     $96,746,470       $4,130,319        $70,218,608
                                           ===========       ==========        ===========






                                                             JANUS ASPEN
                                           JANUS ASPEN         SERIES
                                             SERIES           WORLDWIDE          MFS(R)
                                           BALANCED--         GROWTH--          INVESTORS
                                          INSTITUTIONAL     INSTITUTIONAL    TRUST SERIES--
                                             SHARES            SHARES         INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $43,131,883       $18,644,799       $  900,651
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................         (13,343)               93              358

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          46,416            19,968              926
     Administrative charges...........           3,868             1,664               77
                                           -----------       -----------       ----------
       Total net assets...............     $43,068,256       $18,623,260       $  900,006
                                           ===========       ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $43,068,256       $18,623,260       $  900,006
                                           ===========       ===========       ==========

     Variable accumulation unit
       value..........................     $     21.68       $     11.06       $     8.11
                                           ===========       ===========       ==========


Identified Cost of Investment.........     $45,780,365       $38,264,379       $1,097,798
                                           ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                                              COLUMBIA
           ALGER              CVS             SMALL CAP                           FIDELITY(R)       FIDELITY(R)
         AMERICAN           CALVERT          VALUE FUND,        DREYFUS IP            VIP               VIP            FIDELITY(R)
         SMALLCAP           SOCIAL            VARIABLE          TECHNOLOGY          CONTRA-           EQUITY-              VIP
         GROWTH--          BALANCED           SERIES--           GROWTH--          FUND(R)--         INCOME--           MID CAP--
      CLASS O SHARES       PORTFOLIO           CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------------


        $6,457,811        $2,734,527         $1,298,574         $1,134,485        $42,243,805       $13,970,636        $ 7,833,894
                --                --                 --                 --                 --                --                 --

              (919)               67              5,113                 57             (1,607)           (7,428)             1,053



             6,596             2,859              1,336              1,165             43,240            14,544              8,036
               550               238                111                 97              3,603             1,212                670
        ----------        ----------         ----------         ----------        -----------       -----------        -----------
        $6,449,746        $2,731,497         $1,302,240         $1,133,280        $42,195,355       $13,947,452        $ 7,826,241
        ==========        ==========         ==========         ==========        ===========       ===========        ===========


        $6,449,746        $2,731,497         $1,302,240         $1,133,280        $42,195,355       $13,947,452        $ 7,826,241
        ==========        ==========         ==========         ==========        ===========       ===========        ===========

        $     8.33        $    14.34         $     8.84         $     5.98        $     17.33       $     12.56        $     12.34
        ==========        ==========         ==========         ==========        ===========       ===========        ===========


        $7,746,346        $3,846,889         $2,098,670         $1,616,331        $71,205,079       $24,313,477        $13,446,145
        ==========        ==========         ==========         ==========        ===========       ===========        ===========






                                               NEUBERGER
                                                BERMAN             ROYCE             ROYCE
          MFS(R)             MFS(R)           AMT MID-CAP        MICRO-CAP         SMALL-CAP        T. ROWE PRICE         VAN ECK
         RESEARCH           UTILITIES           GROWTH          PORTFOLIO--       PORTFOLIO--          EQUITY            WORLDWIDE
         SERIES--           SERIES--          PORTFOLIO--       INVESTMENT        INVESTMENT           INCOME              HARD
       INITIAL CLASS      SERVICE CLASS         CLASS S            CLASS             CLASS            PORTFOLIO           ASSETS
      ------------------------------------------------------------------------------------------------------------------------------


        $1,276,774         $17,479,451         $637,435         $1,390,538        $1,590,925         $12,264,538        $11,983,566
                --                  --               --                 --                --                  --                 --

               280              (1,973)             288                139             4,778              (2,816)              (289)



             1,324              17,701              645              1,413             1,619              12,776             11,222
               110               1,475               54                118               135               1,065                935
        ----------         -----------         --------         ----------        ----------         -----------        -----------
        $1,275,620         $17,458,302         $637,024         $1,389,146        $1,593,949         $12,247,881        $11,971,120
        ==========         ===========         ========         ==========        ==========         ===========        ===========


        $1,275,620         $17,458,302         $637,024         $1,389,146        $1,593,949         $12,247,881        $11,971,120
        ==========         ===========         ========         ==========        ==========         ===========        ===========

        $     8.20         $     14.83         $   9.54         $     8.27        $     8.90         $     10.90        $     21.45
        ==========         ===========         ========         ==========        ==========         ===========        ===========


        $1,423,999         $26,649,252         $987,289         $2,819,486        $2,389,415         $19,053,243        $20,644,705
        ==========         ===========         ========         ==========        ==========         ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                            VAN KAMPEN
                                                UIF             VICTORY
                                             EMERGING             VIF
                                              MARKETS         DIVERSIFIED
                                             EQUITY--       STOCK--CLASS A
                                              CLASS I           SHARES
                                          --------------------------------

ASSETS:
  Investment, at net asset value......      $ 8,486,315       $1,058,092
  Dividends due and accrued...........               --               --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................           (2,136)             107
LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................            8,753            1,064
     Administrative charges...........              729               89
                                            -----------       ----------
       Total net assets...............      $ 8,474,697       $1,057,046
                                            ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........      $ 8,474,697       $1,057,046
                                            ===========       ==========
     Variable accumulation unit
       value..........................      $     13.59       $     8.88
                                            ===========       ==========

Identified Cost of Investment.........      $17,167,451       $1,755,126
                                            ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                                             MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP        CAPITAL
                                            BALANCED--         BOND--      APPRECIATION--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $   917,151     $    485,766
  Mortality and expense risk charges....        (66,553)       (271,332)      (1,062,527)
  Administrative charges................         (5,546)        (22,611)         (88,544)
                                            -----------     -----------     ------------
       Net investment income (loss).....        (72,099)        623,208         (665,305)
                                            -----------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,005,768       6,076,071       16,757,056
  Cost of investments sold..............     (2,082,725)     (5,888,280)     (19,025,383)
                                            -----------     -----------     ------------
       Net realized gain (loss) on
          investments...................        (76,957)        187,791       (2,268,327)
  Realized gain distribution received...         15,888           6,376               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (1,462,207)       (384,394)     (39,349,380)
                                            -----------     -----------     ------------
       Net gain (loss) on investments...     (1,523,276)       (190,227)     (41,617,707)
                                            -----------     -----------     ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(1,595,375)    $   432,981     $(42,283,012)
                                            ===========     ===========     ============







                                                            MAINSTAY VP
                                            MAINSTAY VP      HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE       ICAP SELECT
                                           ALLOCATION--        BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    25,247     $  5,940,671    $    196,343
  Mortality and expense risk charges....        (57,958)        (836,426)       (344,305)
  Administrative charges................         (4,830)         (69,702)        (28,692)
                                            -----------     ------------    ------------
       Net investment income (loss).....        (37,541)       5,034,543        (176,654)
                                            -----------     ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,395,089       20,414,364       6,554,861
  Cost of investments sold..............     (1,531,749)     (18,596,557)     (7,310,774)
                                            -----------     ------------    ------------
       Net realized gain (loss) on
          investments...................       (136,660)       1,817,807        (755,913)
  Realized gain distribution received...        107,290               --       1,438,921
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (2,289,551)     (24,787,017)    (19,461,375)
                                            -----------     ------------    ------------
       Net gain (loss) on investments...     (2,318,921)     (22,969,210)    (18,778,367)
                                            -----------     ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(2,356,462)    $(17,934,667)   $(18,955,021)
                                            ===========     ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                        MAINSTAY VP      MAINSTAY VP                      MAINSTAY VP
        MAINSTAY VP       COMMON        CONSERVATIVE      MAINSTAY VP     DEVELOPING      MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--       ALLOCATION--     CONVERTIBLE--     GROWTH--     FLOATING RATE--    GOVERNMENT--
        MANAGEMENT     INITIAL CLASS    SERVICE CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    611,734    $    749,555      $       285      $   265,766     $        --     $   270,174      $   644,517
           (353,056)       (640,244)         (75,079)        (155,715)        (31,905)        (63,359)        (250,323)
            (29,421)        (53,354)          (6,257)         (12,976)         (2,659)         (5,280)         (20,860)
       ------------    ------------      -----------      -----------     -----------     -----------      -----------
            229,257          55,957          (81,051)          97,075         (34,564)        201,535          373,334
       ------------    ------------      -----------      -----------     -----------     -----------      -----------


         12,127,807      11,191,042        1,945,385        3,194,124         757,883       3,490,834        4,019,566
        (12,127,084)    (14,944,771)      (1,992,402)      (2,599,501)       (610,069)     (3,876,015)      (4,005,084)
       ------------    ------------      -----------      -----------     -----------     -----------      -----------
                723      (3,753,729)         (47,017)         594,623         147,814        (385,181)          14,482
                 --       6,760,340           50,564        1,543,149         615,449              --               --

              1,339     (26,413,622)      (1,280,774)      (7,448,351)     (2,439,903)     (1,103,865)       1,334,657
       ------------    ------------      -----------      -----------     -----------     -----------      -----------
              2,062     (23,407,011)      (1,277,227)      (5,310,579)     (1,676,640)     (1,489,046)       1,349,139
       ------------    ------------      -----------      -----------     -----------     -----------      -----------

       $    231,319    $(23,351,054)     $(1,358,278)     $(5,213,504)    $(1,711,204)    $(1,287,511)     $ 1,722,473
       ============    ============      ===========      ===========     ===========     ===========      ===========








        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       INTERNATIONAL     LARGE CAP         MID CAP          MID CAP         MID CAP         MODERATE     MODERATE GROWTH
         EQUITY--        GROWTH--          CORE--          GROWTH--         VALUE--       ALLOCATION--     ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


        $   251,906     $     4,692      $    22,713      $        --     $   169,799     $    28,181      $    54,463
           (217,411)        (79,864)         (90,263)        (122,135)       (132,119)       (143,178)        (146,071)
            (18,118)         (6,655)          (7,522)         (10,178)        (11,010)        (11,931)         (12,173)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------
             16,377         (81,827)         (75,072)        (132,313)         26,670        (126,928)        (103,781)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------


          4,324,230       1,053,154        2,524,112        3,201,058       3,580,095       3,291,922        1,625,132
         (3,015,295)     (1,109,674)      (2,512,399)      (2,506,989)     (3,668,654)     (3,292,516)      (1,738,380)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------
          1,308,935         (56,520)          11,713          694,069         (88,559)           (594)        (113,248)
          2,081,350              --          823,850          931,355       1,448,228         153,039          204,750

         (9,128,406)     (3,035,045)      (4,576,444)      (7,138,988)     (5,566,536)     (3,612,444)      (4,884,736)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------
         (5,738,121)     (3,091,565)      (3,740,881)      (5,513,564)     (4,206,867)     (3,459,999)      (4,793,234)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------

        $(5,721,744)    $(3,173,392)     $(3,815,953)     $(5,645,877)    $(4,180,197)    $(3,586,927)     $(4,897,015)
        ===========     ===========      ===========      ===========     ===========     ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                            MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                              S&P 500        SMALL CAP          TOTAL
                                              INDEX--         GROWTH--        RETURN--
                                           INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,226,123     $        --     $  1,872,342
  Mortality and expense risk charges....     (1,220,266)        (39,122)        (719,410)
  Administrative charges................       (101,689)         (3,260)         (59,951)
                                           ------------     -----------     ------------
       Net investment income (loss).....        904,168         (42,382)       1,092,981
                                           ------------     -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     20,850,463       1,140,252       14,434,185
  Cost of investments sold..............    (19,138,340)     (1,290,393)     (18,386,629)
                                           ------------     -----------     ------------
       Net realized gain (loss) on
          investments...................      1,712,123        (150,141)      (3,952,444)
  Realized gain distribution received...             --         622,910        7,345,405
  Change in unrealized appreciation
     (depreciation) on
     investments........................    (47,945,628)     (1,987,983)     (23,162,307)
                                           ------------     -----------     ------------
       Net gain (loss) on investments...    (46,233,505)     (1,515,214)     (19,769,346)
                                           ------------     -----------     ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(45,329,337)    $(1,557,596)    $(18,676,365)
                                           ============     ===========     ============






                                                                             JANUS ASPEN
                                             FIDELITY       JANUS ASPEN        SERIES
                                                VIP            SERIES         WORLDWIDE
                                             MID CAP--       BALANCED--       GROWTH--
                                           SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL
                                                 2             SHARES          SHARES
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    28,540     $  1,396,405    $    346,094
  Mortality and expense risk charges....       (143,656)        (641,138)       (353,411)
  Administrative charges................        (11,971)         (53,428)        (29,451)
                                            -----------     ------------    ------------
       Net investment income (loss).....       (127,087)         701,839         (36,768)
                                            -----------     ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,838,812       10,119,316       5,833,829
  Cost of investments sold..............     (3,327,721)     (10,707,694)    (10,945,530)
                                            -----------     ------------    ------------
       Net realized gain (loss) on
          investments...................       (488,909)        (588,378)     (5,111,701)
  Realized gain distribution received...      2,057,496        3,792,982              --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (7,226,708)     (13,598,591)    (11,446,794)
                                            -----------     ------------    ------------
       Net gain (loss) on investments...     (5,658,121)     (10,393,987)    (16,558,495)
                                            -----------     ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(5,785,208)    $ (9,692,148)   $(16,595,263)
                                            ===========     ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                                                        COLUMBIA SMALL
                           ALGER             CVS           CAP VALUE                                       FIDELITY(R)
                         AMERICAN          CALVERT           FUND,        DREYFUS IP      FIDELITY(R)          VIP
        MAINSTAY VP      SMALLCAP          SOCIAL          VARIABLE       TECHNOLOGY          VIP            EQUITY-
          VALUE--        GROWTH--         BALANCED         SERIES--        GROWTH--     CONTRAFUND(R)--      INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO         CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  1,089,018     $        --      $    91,496       $   7,789       $      --      $    614,381     $    516,684
           (190,207)       (125,275)         (45,060)        (21,251)        (20,950)         (785,638)        (267,514)
            (15,851)        (10,440)          (3,755)         (1,771)         (1,746)          (65,470)         (22,293)
       ------------     -----------      -----------       ---------       ---------      ------------     ------------
            882,960        (135,715)          42,681         (15,233)        (22,696)         (236,727)         226,877
       ------------     -----------      -----------       ---------       ---------      ------------     ------------

         46,646,888       2,621,001          712,769         714,952         616,666        11,945,267        5,314,104
        (47,130,046)     (2,747,631)        (772,580)       (897,693)       (643,473)      (14,235,514)      (6,585,411)
       ------------     -----------      -----------       ---------       ---------      ------------     ------------
           (483,158)       (126,630)         (59,811)       (182,741)        (26,807)       (2,290,247)      (1,271,307)
          5,971,887         145,649           51,115         209,231              --         1,982,504           24,563

         (7,208,191)     (6,272,346)      (1,411,971)       (608,647)       (856,361)      (34,242,364)     (10,728,727)
       ------------     -----------      -----------       ---------       ---------      ------------     ------------
         (1,719,462)     (6,253,327)      (1,420,667)       (582,157)       (883,168)      (34,550,107)     (11,975,471)
       ------------     -----------      -----------       ---------       ---------      ------------     ------------

       $   (836,502)    $(6,389,042)     $(1,377,986)      $(597,390)      $(905,864)     $(34,786,834)    $(11,748,594)
       ============     ===========      ===========       =========       =========      ============     ============






                                                           NEUBERGER
          MFS(R)                                            BERMAN           ROYCE           ROYCE
         INVESTORS        MFS(R)           MFS(R)         AMT MID-CAP      MICRO-CAP       SMALL-CAP      T. ROWE PRICE
           TRUST         RESEARCH         UTILITIES         GROWTH        PORTFOLIO--     PORTFOLIO--         EQUITY
         SERIES--        SERIES--         SERIES--        PORTFOLIO--     INVESTMENT       INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS       CLASS S          CLASS           CLASS          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------


         $  10,437      $   10,123      $    354,080       $      --      $    55,114      $  12,839       $   414,394
           (14,794)        (22,114)         (315,089)        (11,299)         (26,439)       (21,448)         (217,260)
            (1,233)         (1,843)          (26,258)           (941)          (2,203)        (1,787)          (18,105)
         ---------      ----------      ------------       ---------      -----------      ---------       -----------
            (5,590)        (13,834)           12,733         (12,240)          26,472        (10,396)          179,029
         ---------      ----------      ------------       ---------      -----------      ---------       -----------

           304,265         419,677         5,952,017         411,272          711,215        548,412         4,791,002
          (249,564)       (398,539)       (5,319,632)       (395,415)        (903,107)      (635,939)       (4,489,891)
         ---------      ----------      ------------       ---------      -----------      ---------       -----------
            54,701          21,138           632,385          15,857         (191,892)       (87,527)          301,111
            86,177              --         4,310,408              --          230,962        165,053           581,753

          (614,221)       (802,327)      (16,988,333)       (523,434)      (1,219,317)      (709,272)       (8,873,673)
         ---------      ----------      ------------       ---------      -----------      ---------       -----------
          (473,343)       (781,189)      (12,045,540)       (507,577)      (1,180,247)      (631,746)       (7,990,809)
         ---------      ----------      ------------       ---------      -----------      ---------       -----------

         $(478,933)      ($795,023)     $(12,032,807)      $(519,817)     $(1,153,775)     $(642,142)      $(7,811,780)
         =========      ==========      ============       =========      ===========      =========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                                             VAN KAMPEN
                                                                UIF            VICTORY
                                              VAN ECK         EMERGING           VIF
                                             WORLDWIDE        MARKETS        DIVERSIFIED
                                               HARD           EQUITY--         STOCK--
                                              ASSETS          CLASS I      CLASS A SHARES
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $     62,760     $         --      $  10,991
  Mortality and expense risk charges....       (266,767)        (190,392)       (16,841)
  Administrative charges................        (22,231)         (15,866)        (1,403)
                                           ------------     ------------      ---------
       Net investment income (loss).....       (226,238)        (206,258)        (7,253)
                                           ------------     ------------      ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,215,824        3,433,924        398,416
  Cost of investments sold..............     (3,990,934)      (1,550,825)      (418,130)
                                           ------------     ------------      ---------
       Net realized gain (loss) on
          investments...................      1,224,890        1,883,099        (19,714)
  Realized gain distribution received...      3,436,696        4,697,960        216,028
  Change in unrealized appreciation
     (depreciation) on
     investments........................    (15,896,804)     (18,543,479)      (815,004)
                                           ------------     ------------      ---------
       Net gain (loss) on investments...    (11,235,218)     (11,962,420)      (618,690)
                                           ------------     ------------      ---------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(11,461,456)    $(12,168,678)     $(625,943)
                                           ============     ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (72,099)      $    48,359       $   623,208       $   526,627
     Net realized gain (loss) on investments................         (76,957)          164,388           187,791            81,753
     Realized gain distribution received....................          15,888           267,629             6,376                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,462,207)         (391,143)         (384,394)          560,850
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,595,375)           89,233           432,981         1,169,230
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         225,950           492,031         1,050,262         1,053,533
     Policyowners' surrenders...............................        (628,787)       (1,212,536)       (3,682,693)       (4,001,372)
     Policyowners' annuity and death benefits...............          (4,547)          (34,424)         (209,151)          (57,671)
     Net transfers from (to) Fixed Account..................        (276,724)          (10,679)       (1,326,844)         (126,255)
     Transfers between Investment Divisions.................        (944,457)          482,812           947,996           200,240
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,628,565)         (282,796)       (3,220,430)       (2,931,525)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,639              (319)           (1,467)           (3,652)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (3,221,301)         (193,882)       (2,788,916)       (1,765,947)

NET ASSETS:
     Beginning of period....................................       7,342,456         7,536,338        22,840,623        24,606,570
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 4,121,155       $ 7,342,456       $20,051,707       $22,840,623
                                                                 ===========       ===========       ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    97,075       $   145,560       $   (34,564)      $  (41,408)
     Net realized gain (loss) on investments................         594,623           775,190           147,814          354,719
     Realized gain distribution received....................       1,543,149           391,681           615,449          144,023
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (7,448,351)          673,450        (2,439,903)         464,787
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (5,213,504)        1,985,881        (1,711,204)         922,121
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         574,503           660,274           120,955          107,164
     Policyowners' surrenders...............................      (2,210,413)       (2,443,023)         (281,861)        (311,076)
     Policyowners' annuity and death benefits...............        (178,899)         (101,914)               --           (2,787)
     Net transfers from (to) Fixed Account..................        (553,218)          (39,860)          (27,534)         (96,428)
     Transfers between Investment Divisions.................         624,294          (273,527)         (159,915)         202,839
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (1,743,733)       (2,198,050)         (348,355)        (100,288)
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           7,013            (6,868)            3,250           (2,903)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (6,950,224)         (219,037)       (2,056,309)         818,930

NET ASSETS:
     Beginning of period....................................      15,694,239        15,913,276         3,749,469        2,930,539
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $ 8,744,015       $15,694,239       $ 1,693,160       $3,749,469
                                                                 ===========       ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (665,305)  $ (1,454,957)  $    229,257    $   671,790   $     55,957   $    (85,234)   $   (81,051)   $   79,002
        (2,268,327)     3,342,109            723           (106)    (3,753,729)       931,912        (47,017)       58,908
                --             --             --             --      6,760,340      5,329,424         50,564        76,259


       (39,349,380)    11,354,589          1,339            205    (26,413,622)    (3,143,453)    (1,280,774)      (17,444)
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------


       (42,283,012)    13,241,741        231,319        671,889    (23,351,054)     3,032,649     (1,358,278)      196,725
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------

         2,883,791      4,217,737      2,185,281      2,241,603      1,502,527      2,359,660        719,496       549,848
       (10,463,780)   (16,481,226)   (13,007,699)    (8,239,942)    (6,458,024)    (9,819,278)    (1,095,114)     (464,481)
          (537,682)      (561,401)      (302,585)      (147,065)      (326,466)      (126,713)      (176,483)           --
        (1,674,454)      (637,566)    (1,653,414)      (350,042)    (1,232,510)      (432,732)      (532,357)       18,811
        (5,535,752)   (10,143,221)    21,870,201      9,511,531     (3,685,359)    (3,499,317)     3,428,649     2,306,197
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
       (15,327,877)   (23,605,677)     9,091,784      3,016,085    (10,199,832)   (11,518,380)     2,344,191     2,410,375
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------


            81,179        (51,436)        (1,159)        (2,373)        44,237        (11,207)         1,684          (620)
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
       (57,529,710)   (10,415,372)     9,321,944      3,685,601    (33,506,649)    (8,496,938)       987,597     2,606,480


       116,974,878    127,390,250     22,380,289     18,694,688     69,699,282     78,196,220      5,133,358     2,526,878
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
      $ 59,445,168   $116,974,878   $ 31,702,233    $22,380,289   $ 36,192,633   $ 69,699,282    $ 6,120,955    $5,133,358
      ============   ============   ============    ===========   ============   ============    ===========    ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   201,535    $   403,310    $   373,334    $   687,004    $   (37,541)   $   (7,331)   $  5,034,543   $  4,712,441
          (385,181)       (98,778)        14,482        (72,255)      (136,660)      169,962       1,817,807      2,356,024
                --             --             --             --        107,290       196,372              --             --

        (1,103,865)      (269,184)     1,334,657        422,492     (2,289,551)      (13,423)    (24,787,017)    (6,065,520)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------

        (1,287,511)        35,348      1,722,473      1,037,241     (2,356,462)      345,580     (17,934,667)     1,002,945
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------

           274,883      1,043,954        625,001        536,763        379,829       715,505       2,070,860      3,318,393
          (924,585)    (1,404,491)    (3,352,045)    (3,594,752)      (467,671)     (442,957)    (11,946,091)   (14,571,592)
           (18,207)        (8,224)      (100,279)      (180,445)       (13,434)           --      (1,269,081)      (403,944)
          (968,547)        (5,173)      (868,231)       (15,737)      (167,422)       28,015      (2,842,951)      (309,585)
        (1,068,967)     1,719,004      5,026,646        (70,543)       940,817     1,623,153      (4,675,177)    (1,263,289)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
        (2,705,423)     1,345,070      1,331,092     (3,324,714)       672,119     1,923,716     (18,662,440)   (13,230,017)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------


               644           (470)        (2,624)        (3,152)         3,776        (1,042)         15,838         (2,354)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
        (3,992,290)     1,379,948      3,050,941     (2,290,625)    (1,680,567)    2,268,254     (36,581,269)   (12,229,426)


         7,617,167      6,237,219     19,465,509     21,756,134      5,370,932     3,102,678      85,676,117     97,905,543
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
       $ 3,624,877    $ 7,617,167    $22,516,450    $19,465,509    $ 3,690,365    $5,370,932    $ 49,094,848   $ 85,676,117
       ===========    ===========    ===========    ===========    ===========    ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP
                                                                             ICAP                             MAINSTAY VP
                                                                        SELECT EQUITY--                    INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (176,654)      $   (51,776)          $--           $    77,232
     Net realized gain (loss) on investments................        (755,913)          354,696            --               292,373
     Realized gain distribution received....................       1,438,921           341,731            --               801,117
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (19,461,375)         (325,003)           --            (1,222,627)
                                                                ------------       -----------           ---           -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (18,955,021)          319,648            --               (51,905)
                                                                ------------       -----------           ---           -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         912,381           495,838            --               121,658
     Policyowners' surrenders...............................      (4,138,310)       (1,130,544)           --              (609,610)
     Policyowners' annuity and death benefits...............        (316,514)          (24,115)           --               (14,931)
     Net transfers from (to) Fixed Account..................      (1,121,113)            6,601            --              (119,587)
     Transfers between Investment Divisions.................      41,651,582         6,568,795            --            (5,066,341)
                                                                ------------       -----------           ---           -----------
       Net contributions and (withdrawals)..................      36,988,026         5,916,575            --            (5,688,811)
                                                                ------------       -----------           ---           -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          19,465              (922)           --                   128
                                                                ------------       -----------           ---           -----------
          Increase (decrease) in net assets.................      18,052,470         6,235,301            --            (5,740,588)

NET ASSETS:
     Beginning of period....................................      11,297,915         5,062,614            --             5,740,588
                                                                ------------       -----------           ---           -----------
     End of period..........................................    $ 29,350,385       $11,297,915           $--           $        --
                                                                ============       ===========           ===           ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    26,670       $   (58,378)      $  (126,928)      $   122,812
     Net realized gain (loss) on investments................         (88,559)        1,342,776              (594)           62,231
     Realized gain distribution received....................       1,448,228         1,336,985           153,039           246,951
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (5,566,536)       (2,885,608)       (3,612,444)          135,031
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,180,197)         (264,225)       (3,586,927)          567,025
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         550,046           806,365           694,598           800,133
     Policyowners' surrenders...............................      (1,491,214)       (2,748,565)       (2,882,151)         (781,272)
     Policyowners' annuity and death benefits...............         (37,807)          (10,320)          (53,572)           (5,325)
     Net transfers from (to) Fixed Account..................        (500,595)          (55,492)         (410,494)          158,767
     Transfers between Investment Divisions.................      (1,671,392)         (457,619)        4,372,710         5,324,411
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (3,150,962)       (2,465,631)        1,721,091         5,496,714
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           8,844               425             5,240            (1,821)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (7,322,315)       (2,729,431)       (1,860,596)        6,061,918

NET ASSETS:
     Beginning of period....................................      14,731,124        17,460,555        12,194,419         6,132,501
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 7,408,809       $14,731,124       $10,333,823       $12,194,419
                                                                 ===========       ===========       ===========       ===========








The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                    LARGE CAP                      MID CAP                       MID CAP
         INTERNATIONAL EQUITY--               GROWTH--                       CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $    16,377    $  (152,873)   $   (81,827)   $  (93,076)    $   (75,072)   $  (103,195)   $  (132,313)   $  (195,922)
         1,308,935      1,100,304        (56,520)     (160,115)         11,713        648,930        694,069      1,453,009
         2,081,350      1,497,078             --            --         823,850      1,046,312        931,355      1,004,243

        (9,128,406)    (1,607,014)    (3,035,045)    1,567,083      (4,576,444)    (1,172,810)    (7,138,988)      (234,615)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

        (5,721,744)       837,495     (3,173,392)    1,313,892      (3,815,953)       419,237     (5,645,877)     2,026,715
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

           845,382      1,383,340        323,562       338,534         311,608        625,607        503,196        650,387
        (2,388,769)    (3,558,471)      (733,792)     (992,365)       (971,264)    (1,804,840)    (1,849,895)    (2,334,265)
           (76,463)       (16,547)        (8,759)      (27,505)        (21,784)        (4,795)       (18,320)       (20,917)
          (493,819)       (58,354)       (97,868)      (61,078)       (173,453)       (46,105)      (286,585)      (143,428)
        (1,167,857)     1,563,893        714,995       (36,394)     (1,166,325)       472,516     (1,023,788)      (692,849)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        (3,281,526)      (686,139)       198,138      (778,808)     (2,021,218)      (757,617)    (2,675,392)    (2,541,072)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------


            13,068         (2,784)         5,482        (4,226)          6,747         (1,251)        10,856         (6,812)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        (8,990,202)       148,572     (2,969,772)      530,858      (5,830,424)      (339,631)    (8,310,413)      (521,169)


        23,008,109     22,859,537      7,722,520     7,191,662      10,456,514     10,796,145     14,323,307     14,844,476
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
       $14,017,907    $23,008,109    $ 4,752,748    $7,722,520     $ 4,626,090    $10,456,514    $ 6,012,894    $14,323,307
       ===========    ===========    ===========    ==========     ===========    ===========    ===========    ===========




              MAINSTAY VP
                MODERATE                    MAINSTAY VP                   MAINSTAY VP
                 GROWTH                       S&P 500                      SMALL CAP                    MAINSTAY VP
              ALLOCATION--                    INDEX--                       GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (103,781)   $    58,669   $    904,168   $    323,671    $   (42,382)   $   (70,125)  $  1,092,981   $    687,716
          (113,248)       188,528      1,712,123      6,335,772       (150,141)       395,857     (3,952,444)     1,416,753
           204,750        381,367             --             --        622,910        352,156      7,345,405      5,262,654

        (4,884,736)       156,317    (47,945,628)      (630,680)    (1,987,983)      (861,012)   (23,162,307)    (2,435,819)
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------

        (4,897,015)       784,881    (45,329,337)     6,028,763     (1,557,596)      (183,124)   (18,676,365)     4,931,304
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------

           741,059        696,970      3,138,823      4,571,913        209,321        218,299      1,439,022      2,340,356
        (1,034,122)    (1,384,321)   (13,153,257)   (21,187,983)      (576,742)      (911,138)    (9,357,318)   (11,608,602)
                --             --       (568,744)      (407,639)       (21,517)        (6,952)      (588,754)      (359,711)
          (396,707)        75,937     (2,435,505)    (1,083,398)       (54,873)        (5,743)    (1,802,325)      (264,157)
         2,773,571      4,447,182     (6,025,028)    (7,487,370)      (349,480)      (804,936)    (2,985,451)    (4,204,280)
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------
         2,083,801      3,835,768    (19,043,711)   (25,594,477)      (793,291)    (1,510,470)   (13,294,826)   (14,096,394)
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------


             7,657         (2,404)        85,457        (22,494)         3,014            812         32,727        (17,672)
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------
        (2,805,557)     4,618,245    (64,287,591)   (19,588,208)    (2,347,873)    (1,692,782)   (31,938,464)    (9,182,762)


        12,672,194      8,053,949    132,740,850    152,329,058      4,462,442      6,155,224     75,471,724     84,654,486
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------
       $ 9,866,637    $12,672,194   $ 68,453,259   $132,740,850    $ 2,114,569    $ 4,462,442   $ 43,533,260   $ 75,471,724
       ===========    ===========   ============   ============    ===========    ===========   ============   ============


            MAINSTAY VP
              VALUE--
           INITIAL CLASS
     ------------------------
         2008         2007
     ------------------------

     $    882,960 $   120,075
         (483,158)  2,435,452
        5,971,887   4,149,323
       (7,208,191) (6,002,119)
     ------------ -----------

         (836,502)    702,731
     ------------ -----------

          499,401   1,473,680
       (2,236,739) (7,811,449)
          (70,024)   (137,272)
         (269,153)   (197,036)
      (44,139,921) (1,861,010)
     ------------ -----------
      (46,216,436) (8,533,087)
     ------------ -----------

            6,285      (3,577)
     ------------ -----------
      (47,046,653) (7,833,933)

       47,046,653  54,880,586
     ------------ -----------
     $         -- $47,046,653
     ============ ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                                                                  CVS
                                                                                                                CALVERT
                                                                        ALGER AMERICAN                          SOCIAL
                                                                       SMALLCAP GROWTH--                       BALANCED
                                                                        CLASS O SHARES                         PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (135,715)      $  (204,733)      $    42,681       $   44,834
     Net realized gain (loss) on investments................        (126,630)          515,157           (59,811)           1,677
     Realized gain distribution received....................         145,649                --            51,115          255,601
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,272,346)        2,010,849        (1,411,971)        (228,666)
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (6,389,042)        2,321,273        (1,377,986)          73,446
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         329,098           611,132           136,404          205,901
     Policyowners' surrenders...............................      (1,279,824)       (2,172,974)         (359,954)        (721,334)
     Policyowners' annuity and death benefits...............         (29,134)          (46,055)          (31,992)              --
     Net transfers from (to) Fixed Account..................        (210,747)          (25,377)          (43,076)          (4,273)
     Transfers between Investment Divisions.................      (1,032,774)       (1,086,199)         (121,672)        (305,142)
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (2,223,381)       (2,719,473)         (420,290)        (824,848)
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          12,548            (7,047)            2,166             (373)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (8,599,875)         (405,247)       (1,796,110)        (751,775)

NET ASSETS:
     Beginning of period....................................      15,049,621        15,454,868         4,527,607        5,279,382
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $ 6,449,746       $15,049,621       $ 2,731,497       $4,527,607
                                                                 ===========       ===========       ===========       ==========






                                                                          FIDELITY(R)                         JANUS ASPEN
                                                                              VIP                               SERIES
                                                                           MID CAP--                          BALANCED--
                                                                        SERVICE CLASS 2                  INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (127,087)      $  (122,198)     $    701,839       $   762,641
     Net realized gain (loss) on investments................        (488,909)          596,173          (588,378)          571,917
     Realized gain distribution received....................       2,057,496         1,365,300         3,792,982                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (7,226,708)          102,865       (13,598,591)        4,245,577
                                                                 -----------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (5,785,208)        1,942,140        (9,692,148)        5,580,135
                                                                 -----------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         828,278           951,451         1,974,487         2,821,124
     Policyowners' surrenders...............................      (1,145,635)       (2,200,313)       (7,173,796)       (9,202,657)
     Policyowners' annuity and death benefits...............         (25,206)          (30,347)         (236,707)         (133,343)
     Net transfers from (to) Fixed Account..................        (428,822)          (42,842)       (1,521,130)         (528,694)
     Transfers between Investment Divisions.................        (935,501)          (39,547)       (1,501,694)       (2,934,409)
                                                                 -----------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................      (1,706,886)       (1,361,598)       (8,458,840)       (9,977,979)
                                                                 -----------       -----------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           9,574            (6,414)           18,117           (18,973)
                                                                 -----------       -----------      ------------       -----------
          Increase (decrease) in net assets.................      (7,482,520)          574,128       (18,132,871)       (4,416,817)

NET ASSETS:
     Beginning of period....................................      15,308,761        14,734,633        61,201,127        65,617,944
                                                                 -----------       -----------      ------------       -----------
     End of period..........................................     $ 7,826,241       $15,308,761      $ 43,068,256       $61,201,127
                                                                 ===========       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                COLUMBIA
               SMALL CAP                     DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
              VALUE FUND,                    TECHNOLOGY                       VIP                           VIP
           VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
                CLASS B                    INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (15,233)    $  (26,959)    $   (22,696)   $  (29,797)   $   (236,727)  $   (335,465)  $    226,877    $   141,266
         (182,741)       126,516         (26,807)       82,512      (2,290,247)     4,164,005     (1,271,307)       695,414
          209,231        272,727              --            --       1,982,504     21,013,955         24,563      2,544,207

         (608,647)      (452,605)       (856,361)      226,012     (34,242,364)   (11,942,653)   (10,728,727)    (3,156,698)
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------

         (597,390)       (80,321)       (905,864)      278,727     (34,786,834)    12,899,842    (11,748,594)       224,189
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------

           96,323        203,317          83,093       118,503       2,431,595      3,370,635        953,517      1,372,165
         (158,038)      (472,049)       (240,362)     (197,068)     (8,177,339)   (11,317,205)    (3,451,867)    (5,097,992)
           (6,000)            --         (11,433)           --        (204,343)      (219,980)       (78,142)       (83,697)
          (45,036)       (12,290)        (23,810)      (12,781)     (1,562,559)      (560,191)      (825,514)      (289,823)
         (205,092)        (9,751)        (60,679)     (118,095)     (2,399,653)    (3,040,840)    (1,211,882)       348,891
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------
         (317,843)      (290,773)       (253,191)     (209,441)     (9,912,299)   (11,767,581)    (4,613,888)    (3,750,456)
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------


            1,145            311           1,896        (1,059)         64,767        (44,980)        22,112         (1,494)
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------
         (914,088)      (370,783)     (1,157,159)       68,227     (44,634,366)     1,087,281    (16,340,370)    (3,527,761)


        2,216,328      2,587,111       2,290,439     2,222,212      86,829,721     85,742,440     30,287,822     33,815,583
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------
       $1,302,240     $2,216,328     $ 1,133,280    $2,290,439    $ 42,195,355   $ 86,829,721   $ 13,947,452    $30,287,822
       ==========     ==========     ===========    ==========    ============   ============   ============    ===========






              JANUS ASPEN                      MFS(R)
                 SERIES                      INVESTORS                       MFS(R)                        MFS(R)
           WORLDWIDE GROWTH--              TRUST SERIES--              RESEARCH SERIES--             UTILITIES SERIES--
          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    (36,768)   $  (244,510)   $   (5,590)    $   (8,228)    $   (13,834)   $  (14,792)   $     12,733    $  (147,624)
        (5,111,701)    (3,327,306)       54,701         78,542          21,138        65,336         632,385      1,089,800
                --             --        86,177         13,844              --            --       4,310,408      1,855,322

       (11,446,794)     7,196,071      (614,221)        60,722        (802,327)      221,250     (16,988,333)     3,362,819
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------

       (16,595,263)     3,624,255      (478,933)       144,880        (795,023)      271,794     (12,032,807)     6,160,317
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------

         1,132,426      1,475,312        43,589        108,160          46,477        87,978       1,320,639      1,756,938
        (3,709,182)    (6,064,503)     (160,184)      (541,157)       (256,902)     (224,520)     (3,543,037)    (4,000,252)
          (128,853)      (118,025)         (422)        (4,985)         (4,552)           --         (63,402)       (53,794)
          (519,319)      (290,738)      (22,941)        (2,218)        (15,254)      (12,172)       (803,297)        93,272
        (1,771,127)    (2,779,450)      (53,558)        29,732         (59,044)     (203,256)       (564,936)     7,080,479
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------
        (4,996,055)    (7,777,404)     (193,516)      (410,468)       (289,275)     (351,970)     (2,524,161)     4,876,643
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------


            30,193        (14,320)          919           (482)          1,550          (922)         20,650        (15,470)
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------
       (21,561,125)    (4,167,469)     (671,530)      (266,070)     (1,082,748)      (81,098)    (14,536,318)    11,021,490


        40,184,385     44,351,854     1,571,536      1,837,606       2,358,368     2,439,466      31,994,620     20,973,130
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------
      $ 18,623,260    $40,184,385    $  900,006     $1,571,536     $ 1,275,620    $2,358,368    $ 17,458,302    $31,994,620
      ============    ===========    ==========     ==========     ===========    ==========    ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                           NEUBERGER
                                                                            BERMAN                               ROYCE
                                                                          AMT MID-CAP                          MICRO-CAP
                                                                      GROWTH PORTFOLIO--                      PORTFOLIO--
                                                                            CLASS S                        INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (12,240)       $  (14,262)       $    26,472       $    5,113
     Net realized gain (loss) on investments................         15,857           127,520           (191,892)          87,037
     Realized gain distribution received....................             --                --            230,962          240,346
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (523,434)           67,725         (1,219,317)        (265,487)
                                                                 ----------        ----------        -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (519,817)          180,983         (1,153,775)          67,009
                                                                 ----------        ----------        -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         54,019           123,394            162,507          223,384
     Policyowners' surrenders...............................       (190,488)         (208,601)          (286,716)        (656,313)
     Policyowners' annuity and death benefits...............             --                --            (10,053)              --
     Net transfers from (to) Fixed Account..................          1,042            (6,205)           (51,560)         (13,390)
     Transfers between Investment Divisions.................         50,586           299,106            (56,473)         734,127
                                                                 ----------        ----------        -----------       ----------
       Net contributions and (withdrawals)..................        (84,841)          207,694           (242,295)         287,808
                                                                 ----------        ----------        -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            972              (643)             1,782             (447)
                                                                 ----------        ----------        -----------       ----------
          Increase (decrease) in net assets.................       (603,686)          388,034         (1,394,288)         345,370

NET ASSETS:
     Beginning of period....................................      1,240,710           852,676          2,783,434        2,429,064
                                                                 ----------        ----------        -----------       ----------
     End of period..........................................     $  637,024        $1,240,710        $1,389,146        $2,783,434
                                                                 ==========        ==========        ===========       ==========






                                                                                                              VAN KAMPEN
                                                                            VAN ECK                               UIF
                                                                           WORLDWIDE                       EMERGING MARKETS
                                                                          HARD ASSETS                       EQUITY--CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (226,238)      $  (238,928)     $   (206,258)      $  (170,482)
     Net realized gain (loss) on investments................      1,224,890          1,899,567         1,883,099         2,397,775
     Realized gain distribution received....................      3,436,696          2,294,277        4,697,960          2,252,297
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (15,896,804)        3,380,714       (18,543,479)        2,033,039
                                                                ------------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (11,461,456)        7,335,630       (12,168,678)        6,512,629
                                                                ------------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        856,726            933,628           523,020           787,950
     Policyowners' surrenders...............................      (2,979,375)       (2,773,340)       (1,947,291)       (2,067,868)
     Policyowners' annuity and death benefits...............         (61,932)          (69,948)          (42,814)          (13,365)
     Net transfers from (to) Fixed Account..................        (474,863)          (43,758)         (263,947)          (40,632)
     Transfers between Investment Divisions.................       1,970,028         2,182,086          (407,624)          296,014
                                                                ------------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................        (689,416)          228,668        (2,138,656)       (1,037,901)
                                                                ------------       -----------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           9,232           (21,807)           23,122           (23,726)
                                                                ------------       -----------      ------------       -----------
          Increase (decrease) in net assets.................     (12,141,640)        7,542,491       (14,284,212)        5,451,002

NET ASSETS:
     Beginning of period....................................      24,112,760        16,570,269        22,758,909        17,307,907
                                                                ------------       -----------      ------------       -----------
     End of period..........................................    $ 11,971,120       $24,112,760      $  8,474,697       $22,758,909
                                                                ============       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                 ROYCE
               SMALL-CAP                   T. ROWE PRICE
              PORTFOLIO--                  EQUITY INCOME
            INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- -----------------------------
          2008           2007           2008           2007
     -----------------------------------------------------------



       $  (10,396)    $  (23,213)   $    179,029    $   103,060
          (87,527)        55,445         301,111      1,175,008
         165,053          80,505         581,753      1,462,492

         (709,272)      (174,584)     (8,873,673)    (2,203,730)
       ----------     ----------    ------------    -----------

         (642,142)       (61,847)     (7,811,780)       536,830
       ----------     ----------    ------------    -----------

          137,232        144,832         783,718      1,427,909
         (241,813)      (212,692)     (2,543,919)    (3,974,496)
               --             --        (100,207)       (75,233)
          (71,588)        (5,403)       (594,233)       (79,168)
          650,100        187,418      (1,437,128)       705,248
       ----------     ----------    ------------    -----------
          473,931        114,155      (3,891,769)    (1,995,740)
       ----------     ----------    ------------    -----------


              692            164          15,463         (2,288)
       ----------     ----------    ------------    -----------
         (167,519)        52,472     (11,688,086)    (1,461,198)


        1,761,468      1,708,996      23,935,967     25,397,165
       ----------     ----------    ------------    -----------
       $1,593,949     $1,761,468    $ 12,247,881    $23,935,967
       ==========     ==========    ============    ===========






              VICTORY VIF
              DIVERSIFIED
                STOCK--
             CLASS A SHARES
     -----------------------------
          2008           2007
     -----------------------------



       $   (7,253)    $  (10,134)
          (19,714)        59,071
          216,028        126,374

         (815,004)       (48,426)
       ----------     ----------

         (625,943)       126,885
       ----------     ----------

          106,308         82,939
         (194,941)      (159,463)
               --             --
          (83,486)           974
          265,660         91,714
       ----------     ----------
           93,541         16,164
       ----------     ----------


            1,025           (382)
       ----------     ----------
         (531,377)       142,667


        1,588,423      1,445,756
       ----------     ----------
       $1,057,046     $1,588,423
       ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

     The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class

MainStay VP Total Return--Initial Class
Alger American SmallCap Growth--Class O Shares(2)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series-- Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional  Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio-- Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------

     Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

     No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of Separate Account-I and Separate Account-II are as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            394                1,211           2,440
Identified cost.........................         $4,346              $16,512         $79,704
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            509                1,454            3,607
Identified cost.........................         $5,534              $19,846         $113,788







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            360                7,620            2,600
Identified cost.........................         $3,991              $71,474          $35,643
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            528                7,229            3,494
Identified cost.........................         $5,820              $64,729          $47,992



Investment activity for the year ended December 31, 2008 was as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $  113              $2,559           $   382
Proceeds from sales.....................          1,520               5,677            14,325
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $  304              $3,450           $   615
Proceeds from sales.....................          2,006               6,076            16,757







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $  922              $ 7,170          $34,347
Proceeds from sales.....................          1,024               26,957            5,949
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $2,132              $ 6,514          $44,858
Proceeds from sales.....................          1,395               20,414            6,555

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


          25,935          2,132             718               1,046            167             426             1,872
         $25,936        $45,785          $7,765             $11,164         $1,678          $4,112           $20,609

          32,052          3,006             691               1,200            321             521             1,923
         $32,052        $65,775          $7,316             $12,678         $3,087          $4,998           $21,117







       MAINSTAY VP
        INTERNA-                                                                                           MAINSTAY VP
         TIONAL       MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MODERATE
        EQUITY--       LARGE CAP         MID CAP            MID CAP         MID CAP        MODERATE          GROWTH
         INITIAL       GROWTH--          CORE--            GROWTH--         VALUE--      ALLOCATION--     ALLOCATION--
          CLASS      INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


             925           276              451                 535             793             709              793
         $13,826        $3,420           $5,973             $ 6,918         $ 8,896         $ 7,735          $ 8,783

           1,242           518              656                 804           1,131           1,250            1,310
         $18,338        $5,996           $8,674             $10,189         $12,730         $13,522          $14,115









                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $20,162        $ 5,542          $3,874             $2,611          $  518          $  475           $6,356
          11,698          8,819           2,490              3,281             872           4,273            4,994

         $21,799        $ 7,760          $4,252             $3,067          $1,017          $  986           $5,685
          12,128         11,191           1,945              3,194             758           3,491            4,020







       MAINSTAY VP
        INTERNA-                                                                                           MAINSTAY VP
         TIONAL       MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MODERATE
        EQUITY--       LARGE CAP         MID CAP            MID CAP         MID CAP        MODERATE          GROWTH
         INITIAL       GROWTH--          CORE--            GROWTH--         VALUE--      ALLOCATION--     ALLOCATION--
          CLASS      INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


         $2,226         $  808           $  737             $1,043          $1,335          $2,920           $2,651
          4,396          1,093            1,734              2,974           3,228           1,832            2,056

         $3,091         $1,155           $1,216             $1,293          $1,871          $5,020           $3,782
          4,324          1,053            2,524              3,201           3,580           3,292            1,625

--------------------------------------------------------------------------------








                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 S&P 500            SMALL CAP          TOTAL
                                                 INDEX--            GROWTH--         RETURN--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................           2,554                342             3,480
Identified cost.........................         $67,151             $3,041           $57,692
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           3,734                457             4,070
Identified cost.........................         $96,746             $4,130           $70,219





                                                                                    JANUS ASPEN
                                                                   JANUS ASPEN        SERIES
                                               FIDELITY(R)           SERIES          WORLDWIDE
                                                   VIP             BALANCED--        GROWTH--
                                                MID CAP--         INSTITUTIONAL    INSTITUTIONAL
                                             SERVICE CLASS 2         SHARES           SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             230               1,007              599
Identified cost.........................         $ 7,204             $24,154          $22,630
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................             432               1,883              968
Identified cost.........................         $13,446             $45,780          $38,264









                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 S&P 500            SMALL CAP          TOTAL
                                                 INDEX--            GROWTH--         RETURN--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $ 1,904             $  610           $ 8,070
Proceeds from sales.....................          18,040                777            13,650
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $ 2,440             $  918           $ 9,393
Proceeds from sales.....................          20,850              1,140            14,434





                                                                                    JANUS ASPEN
                                                                   JANUS ASPEN        SERIES
                                               FIDELITY(R)           SERIES          WORLDWIDE
                                                   VIP             BALANCED--        GROWTH--
                                                MID CAP--         INSTITUTIONAL    INSTITUTIONAL
                                             SERVICE CLASS 2         SHARES           SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $1,547              $ 3,364          $  321
Proceeds from sales.....................          2,104                6,874           4,651
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $3,023              $ 6,097          $  704
Proceeds from sales.....................          2,839               10,119           5,834

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                             COLUMBIA
                           ALGER             CVS             SMALL CAP                      FIDELITY(R)
                         AMERICAN          CALVERT          VALUE FUND,     DREYFUS IP          VIP          FIDELITY(R)
        MAINSTAY VP      SMALLCAP          SOCIAL            VARIABLE       TECHNOLOGY        CONTRA-            VIP
          VALUE--        GROWTH--         BALANCED           SERIES--        GROWTH--        FUND(R)--     EQUITY-INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO           CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


            --               226              797                 92              70            1,651              771
            --            $4,634           $1,443             $1,659          $  681          $42,920          $17,640

            --               367            2,191                115             178            2,745            1,060
            --            $7,746           $3,847             $2,099          $1,616          $71,205          $24,313





                                                             NEUBERGER
                                                              BERMAN           ROYCE           ROYCE           T. ROWE
          MFS(R)          MFS(R)           MFS(R)           AMT MID-CAP      MICRO-CAP       SMALL-CAP          PRICE
         INVESTORS       RESEARCH         UTILITIES           GROWTH        PORTFOLIO--     PORTFOLIO--        EQUITY
      TRUST SERIES--     SERIES--         SERIES--          PORTFOLIO--     INVESTMENT      INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS         CLASS S          CLASS           CLASS          PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------


              41              52               640               37              199             149               515
          $  750          $  835           $18,001             $948           $2,448          $1,480           $11,639

              62              99               971               40              231             248               855
          $1,098          $1,424           $26,649             $987           $2,819          $2,389           $19,053







                                                             COLUMBIA
                           ALGER             CVS             SMALL CAP                      FIDELITY(R)
                         AMERICAN          CALVERT          VALUE FUND,     DREYFUS IP          VIP          FIDELITY(R)
        MAINSTAY VP      SMALLCAP          SOCIAL            VARIABLE       TECHNOLOGY        CONTRA-            VIP
          VALUE--        GROWTH--         BALANCED           SERIES--        GROWTH--        FUND(R)--     EQUITY-INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO           CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


          $ 5,395         $  218            $134               $500            $212           $ 2,239          $  558
           36,124          2,222             431                562             547             9,195           4,484

          $ 7,081         $  320            $371               $575            $335           $ 3,634          $  890
           46,647          2,621             713                715             617            11,945           5,314





                                                             NEUBERGER
                                                              BERMAN           ROYCE           ROYCE           T. ROWE
          MFS(R)          MFS(R)           MFS(R)           AMT MID-CAP      MICRO-CAP       SMALL-CAP          PRICE
         INVESTORS       RESEARCH         UTILITIES           GROWTH        PORTFOLIO--     PORTFOLIO--        EQUITY
      TRUST SERIES--     SERIES--         SERIES--          PORTFOLIO--     INVESTMENT      INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS         CLASS S          CLASS           CLASS          PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------


           $152            $197            $5,289              $207            $589           $  592           $  860
            258             633             5,113               328             598              540            3,837

           $184            $111            $7,715              $313            $714           $1,170           $1,604
            304             420             5,952               411             711              548            4,791

--------------------------------------------------------------------------------






                                                                   VAN KAMPEN
                                                                       UIF
                                                                    EMERGING        VICTORY VIF
                                                 VAN ECK             MARKETS        DIVERSIFIED
                                                WORLDWIDE           EQUITY--          STOCK--
                                               HARD ASSETS           CLASS I      CLASS A SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             465                 759              79
Identified cost.........................         $15,286             $12,522          $  967
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................             639               1,108             152
Identified cost.........................         $20,645             $17,167          $1,755







                                                                   VAN KAMPEN
                                                                       UIF
                                                                    EMERGING        VICTORY VIF
                                                 VAN ECK             MARKETS        DIVERSIFIED
                                                WORLDWIDE           EQUITY--          STOCK--
                                               HARD ASSETS           CLASS I      CLASS A SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $6,827              $4,489            $325
Proceeds from sales.....................          5,584               3,878             536
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $7,706              $5,752            $698
Proceeds from sales.....................          5,216               3,434             398

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

     Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

T
he changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:






                                             MAINSTAY VP           MAINSTAY VP
                                             BALANCED--              BOND--
                                            SERVICE CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        3         98         50         36
Units redeemed........................     (133)      (116)      (245)      (253)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (130)       (18)      (195)      (217)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       21         86        105         72
Units redeemed........................     (175)      (109)      (280)      (233)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (154)       (23)      (175)      (161)
                                           ====       ====       ====       ====








                                             MAINSTAY VP
                                             DEVELOPING            MAINSTAY VP
                                              GROWTH--           FLOATING RATE--
                                            INITIAL CLASS         SERVICE CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       3          4           8        220
Units redeemed........................     (55)       (23)       (407)      (246)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (52)       (19)       (399)       (26)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      10         17          28        257
Units redeemed........................     (39)       (31)       (295)      (133)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (29)       (14)       (267)       124
                                           ===        ===        ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP
            CAPITAL             MAINSTAY VP             COMMON             CONSERVATIVE           MAINSTAY VP
        APPRECIATION--             CASH                 STOCK--            ALLOCATION--          CONVERTIBLE--
         INITIAL CLASS          MANAGEMENT           INITIAL CLASS         SERVICE CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


          24          31     15,485      8,046        10         19        303       385          30         19
        (639)       (900)    (9,788)    (6,790)     (307)      (359)      (175)      (81)       (149)      (172)
        ----      ------    -------     ------      ----       ----       ----       ---        ----       ----
        (615)       (869)     5,697      1,256      (297)      (340)       128       304        (119)      (153)
        ====      ======    =======     ======      ====       ====       ====       ===        ====       ====


         137         163     16,521      8,241        58         69        399       262          52         30
        (837)     (1,097)   (10,027)    (6,134)     (425)      (426)      (177)      (42)       (147)      (133)
        ----      ------    -------     ------      ----       ----       ----       ---        ----       ----
        (700)       (934)     6,494      2,107      (367)      (357)       222       220         (95)      (103)
        ====      ======    =======     ======      ====       ====       ====       ===        ====       ====








                                MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP             GROWTH              HIGH YIELD            ICAP SELECT            INCOME &
         GOVERNMENT--          ALLOCATION--        CORPORATE BOND--          EQUITY--              GROWTH--
         INITIAL CLASS         SERVICE CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         307         25        50        213           39       103      2,188       419         --           8
        (253)      (252)      (75)       (33)      (1,069)     (976)      (390)      (43)        --        (356)
        ----       ----       ---        ---       ------      ----      -----       ---         --        ----
          54       (227)      (25)       180       (1,030)     (873)     1,798       376         --        (348)
        ====       ====       ===        ===       ======      ====      =====       ===         ==        ====


         294         29       125        204           84       126      2,872       470         --           9
        (224)      (212)      (71)       (38)        (856)     (630)      (462)      (77)        --        (427)
        ----       ----       ---        ---       ------      ----      -----       ---         --        ----
          70       (183)       54        166         (772)     (504)     2,410       393         --        (418)
        ====       ====       ===        ===       ======      ====      =====       ===         ==        ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP
                                            INTERNATIONAL          MAINSTAY VP
                                              EQUITY--         LARGE CAP GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        8         61        36          8
Units redeemed........................     (187)      (118)      (57)       (93)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (179)       (57)      (21)       (85)
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       38        118        73         23
Units redeemed........................     (193)      (143)      (63)       (79)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (155)       (25)       10        (56)
                                           ====       ====       ===        ===









                                             MAINSTAY VP           MAINSTAY VP
                                         SMALL CAP GROWTH--      TOTAL RETURN--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        3          7         18         21
Units redeemed........................      (68)      (124)      (571)      (593)
                                           ----       ----       ----       ----
  Net increase (decrease).............      (65)      (117)      (553)      (572)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       23         20         62         91
Units redeemed........................     (106)      (150)      (642)      (641)
                                           ----       ----       ----       ----
  Net increase (decrease).............      (83)      (130)      (580)      (550)
                                           ====       ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                                                                  MAINSTAY VP
          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP            MODERATE
            MID CAP               MID CAP               MID CAP              MODERATE               GROWTH
            CORE--               GROWTH--               VALUE--            ALLOCATION--          ALLOCATION--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


           6          9         10         13          8         28        242       343         152        377
        (101)       (82)      (190)      (209)      (246)      (205)      (144)      (65)       (121)       (36)
        ----       ----       ----       ----       ----       ----       ----       ---        ----       ----
         (95)       (73)      (180)      (196)      (238)      (177)        98       278          31        341
        ====       ====       ====       ====       ====       ====       ====       ===        ====       ====


          22         61         35         41         45         54        480       559         321        459
        (154)      (102)      (231)      (196)      (303)      (218)      (321)      (70)       (140)      (117)
        ----       ----       ----       ----       ----       ----       ----       ---        ----       ----
        (132)       (41)      (196)      (155)      (258)      (164)       159       489         181        342
        ====       ====       ====       ====       ====       ====       ====       ===        ====       ====


          MAINSTAY VP
            S&P 500
            INDEX--
         INITIAL CLASS
      ------------------
        2008       2007
      ------------------


          31         42
        (590)      (679)
        ----       ----
        (559)      (637)
        ====       ====

         109        131
        (760)      (864)
        ----       ----
        (651)      (733)
        ====       ====







                                   ALGER
                                 AMERICAN             CVS CALVERT            COLUMBIA
          MAINSTAY VP            SMALLCAP               SOCIAL            SMALL CAP VALUE
            VALUE--              GROWTH--              BALANCED           FUND, VARIABLE
         INITIAL CLASS        CLASS O SHARES           PORTFOLIO          SERIES--CLASS B
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


            4        26          5          7         1          2          5          5
       (1,440)     (355)      (164)      (153)      (19)       (23)       (26)       (36)
       ------      ----       ----       ----       ---        ---        ---        ---
       (1,436)     (329)      (159)      (146)      (18)       (21)       (21)       (31)
       ======      ====       ====       ====       ===        ===        ===        ===


           21        57         26         41         8         10          9         15
       (1,868)     (382)      (208)      (217)      (31)       (49)       (40)       (36)
       ------      ----       ----       ----       ---        ---        ---        ---
       (1,847)     (325)      (182)      (176)      (23)       (39)       (31)       (21)
       ======      ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------








                                             DREYFUS IP            FIDELITY(R)
                                             TECHNOLOGY                VIP
                                              GROWTH--           CONTRAFUND(R)--
                                           INITIAL SHARES         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       3          9          23         47
Units redeemed........................     (39)       (10)       (345)      (363)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (36)        (1)       (322)      (316)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      10         12          98        118
Units redeemed........................     (43)       (34)       (505)      (535)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (33)       (22)       (407)      (417)
                                           ===        ===        ====       ====







                                               MFS(R)
                                              INVESTORS              MFS(R)
                                                TRUST               RESEARCH
                                              SERIES--              SERIES--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       1          7          1          1
Units redeemed........................     (17)       (26)       (39)       (26)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (16)       (19)       (38)       (25)
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       4         12          4          7
Units redeemed........................     (21)       (47)       (30)       (36)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (17)       (35)       (26)       (29)
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                      JANUS ASPEN           JANUS ASPEN
          FIDELITY(R)           FIDELITY(R)             SERIES                SERIES
              VIP                   VIP               BALANCED--        WORLDWIDE GROWTH--
        EQUITY-INCOME--          MID CAP--           INSTITUTIONAL         INSTITUTIONAL
         INITIAL CLASS        SERVICE CLASS 2           SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          11         26          8         16         16         33         17         26
        (227)      (215)      (106)       (74)      (261)      (305)      (273)      (275)
        ----       ----       ----       ----       ----       ----       ----       ----
        (216)      (189)       (98)       (58)      (245)      (272)      (256)      (249)
        ====       ====       ====       ====       ====       ====       ====       ====


          53         76         47         49         84        108         69         74
        (307)      (237)      (153)      (120)      (439)      (508)      (371)      (459)
        ----       ----       ----       ----       ----       ----       ----       ----
        (254)      (161)      (106)       (71)      (355)      (400)      (302)      (385)
        ====       ====       ====       ====       ====       ====       ====       ====







                                 NEUBERGER
            MFS(R)                BERMAN                 ROYCE                 ROYCE
           UTILITIES            AMT MID-CAP            MICRO-CAP             SMALL-CAP
           SERIES--         GROWTH PORTFOLIO--        PORTFOLIO--           PORTFOLIO--
         SERVICE CLASS            CLASS S          INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          30        298         2         30          6         58         11         25
        (192)       (91)      (11)        (3)       (24)       (16)       (15)       (24)
        ----       ----       ---        ---        ---        ---        ---        ---
        (162)       207        (9)        27        (18)        42         (4)         1
        ====       ====       ===        ===        ===        ===        ===        ===


          72        417         9         25         13         64         64         26
        (218)      (183)      (14)       (13)       (34)       (44)       (28)       (17)
        ----       ----       ---        ---        ---        ---        ---        ---
        (146)       234        (5)        12        (21)        20         36          9
        ====       ====       ===        ===        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                                     VAN ECK
                                            T. ROWE PRICE           WORLDWIDE
                                            EQUITY INCOME             HARD
                                              PORTFOLIO              ASSETS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       12         36        15         78
Units redeemed........................     (247)      (181)      (78)       (58)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (235)      (145)      (63)        20
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       52        118        58         92
Units redeemed........................     (313)      (235)      (97)       (84)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (261)      (117)      (39)         8
                                           ====       ====       ===        ===






                                             VAN KAMPEN              VICTORY
                                                 UIF                   VIF
                                              EMERGING             DIVERSIFIED
                                               MARKETS               STOCK--
                                              EQUITY--               CLASS A
                                               CLASS I               SHARES
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        7        56          9         16
Units redeemed........................     (128)      (70)       (32)       (20)
                                           ----       ---        ---        ---
  Net increase (decrease).............     (121)      (14)       (23)        (4)
                                           ====       ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       23        40         31         13
Units redeemed........................     (115)      (80)       (22)       (11)
                                           ----       ---        ---        ---
  Net increase (decrease).............      (92)      (40)         9          2
                                           ====       ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005 and 2004.





                                                   MAINSTAY VP
                                                   BALANCED--
                                                  SERVICE CLASS
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 3,193   $5,814    $5,952    $4,021
Units Outstanding..................       374      504       522       384
Variable Accumulation Unit Value...   $  8.54   $11.55    $11.41    $10.47
Total Return.......................    (26.0%)    1.2%      9.0%      4.7%
Investment Income Ratio............        --     1.9%      2.0%      1.9%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 4,121   $7,342    $7,536    $5,541
Units Outstanding..................       482      636       659       529
Variable Accumulation Unit Value...   $  8.54   $11.55    $11.41    $10.47
Total Return.......................    (26.0%)    1.2%      9.0%      4.7%
Investment Income Ratio............        --     1.9%      1.9%      1.9%







                                                        MAINSTAY VP
                                                      CASH MANAGEMENT
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $25,777   $17,455   $15,147   $16,122   $18,816
Units Outstanding..................    17,809    12,112    10,856    11,934    14,156
Variable Accumulation Unit Value...   $  1.46   $  1.44   $  1.39   $  1.35   $  1.33
Total Return.......................      0.9%      3.5%      3.3%      1.6%     (0.5%)
Investment Income Ratio............      2.1%      4.7%      4.5%      2.9%      0.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $31,702   $22,380   $18,695   $19,638   $23,988
Units Outstanding..................    22,009    15,515    13,408    14,418    18,047
Variable Accumulation Unit Value...   $  1.46   $  1.44   $  1.39   $  1.35   $  1.33
Total Return.......................      0.9%      3.5%      3.2%      1.6%     (0.5%)
Investment Income Ratio............      2.1%      4.7%      4.5%      2.9%      0.8%







                                                        MAINSTAY VP
                                                       CONVERTIBLE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 7,622   $14,516   $15,911   $17,837   $21,042
Units Outstanding..................       513       632       785       961     1,191
Variable Accumulation Unit Value...   $ 14.88   $ 22.98   $ 20.27   $ 18.60   $ 17.67
Total Return.......................    (35.3%)    13.4%      9.0%      5.2%      4.7%
Investment Income Ratio............      2.1%      2.1%      2.2%      1.5%      1.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 8,744   $15,694   $15,913   $16,613   $17,987
Units Outstanding..................       589       684       787       896     1,020
Variable Accumulation Unit Value...   $ 14.84   $ 22.92   $ 20.22   $ 18.55   $ 17.63
Total Return.......................    (35.3%)    13.4%      9.0%      5.2%      4.7%
Investment Income Ratio............      2.0%      2.2%      2.3%      1.5%      1.9%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                           BOND--                                    CAPITAL APPRECIATION--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $16,721   $19,942   $22,809   $27,930   $32,655   $40,225  $ 82,778  $ 95,153  $115,793  $139,443
           879     1,074     1,291     1,633     1,924     2,553     3,168     4,037     5,068     6,529
       $ 19.02   $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 15.77  $  26.14  $  23.56  $  22.85  $  21.36
          2.4%      5.1%      3.2%      0.9%      2.7%    (39.7%)    10.9%      3.1%      7.0%      2.8%
          4.0%      3.5%      1.1%      3.0%      3.2%      0.5%      0.1%      0.3%        --      0.2%


       $20,052   $22,841   $24,607   $28,796   $32,507   $59,445  $116,975  $127,390  $151,570  $174,656
         1,055     1,230     1,391     1,679     1,915     3,774     4,474     5,408     6,632     8,178
       $ 19.02   $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 15.77  $  26.14  $  23.56  $  22.85  $  21.36
          2.4%      5.1%      3.2%      0.9%      2.7%    (39.7%)    10.9%      3.1%      7.0%      2.8%
          4.1%      3.5%      1.1%      3.0%      3.3%      0.5%      0.1%      0.3%        --      0.2%






                                                                 MAINSTAY VP
                         MAINSTAY VP                            CONSERVATIVE
                       COMMON STOCK--                           ALLOCATION--
                        INITIAL CLASS                           SERVICE CLASS
      ------------------------------------------------  ----------------------------
        2008      2007      2006      2005      2004      2008      2007      2006
      ------------------------------------------------------------------------------


       $25,673   $50,558   $59,578   $64,668   $73,642   $ 6,358   $6,440    $2,905
         1,254     1,551     1,891     2,370     2,865       706      578       274
       $ 20.47   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $  9.01   $11.22    $10.60
        (37.2%)     3.8%     15.0%      6.3%      9.5%    (19.7%)    5.8%      6.0%
          1.4%      1.2%      0.5%      0.9%      1.3%      0.0%     3.7%      1.9%


       $36,193   $69,699   $78,196   $80,988   $89,868   $ 6,121   $5,133    $2,527
         1,768     2,135     2,492     2,965     3,497       681      459       239
       $ 20.47   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $  8.99   $11.19    $10.57
        (37.2%)     3.8%     15.0%      6.3%      9.5%    (19.7%)    5.8%      5.7%
          1.4%      1.2%      0.5%      1.0%      1.4%      0.0%     3.5%      1.9%






                      MAINSTAY VP                               MAINSTAY VP
                  DEVELOPING GROWTH--                         FLOATING RATE--
                     INITIAL CLASS                             SERVICE CLASS
      -------------------------------------------  -------------------------------------
        2008     2007     2006     2005     2004     2008      2007      2006      2005
      ----------------------------------------------------------------------------------


      $   879   $2,508   $2,083   $2,155   $2,097   $ 2,959   $8,133    $8,345    $2,880
          106      158      177      203      219       365      764       790       285
      $  8.26   $15.85   $11.80   $10.61   $ 9.59   $  8.09   $10.65    $10.54    $10.10
       (47.9%)   34.3%    11.2%    10.6%     4.5%    (24.0%)    1.0%      4.4%      1.0%
           --       --       --       --       --      5.2%     6.3%      6.1%      4.8%


      $ 1,693   $3,749   $2,931   $2,675   $2,731   $ 3,625   $7,617    $6,237    $2,010
          205      234      248      252      284       448      715       591       199
      $  8.27   $15.88   $11.82   $10.63   $ 9.61   $  8.09   $10.65    $10.54    $10.10
       (47.9%)   34.3%    11.2%    10.6%     4.5%    (24.0%)    1.0%      4.4%      1.0%
           --       --       --       --       --      5.1%     6.3%      6.1%      4.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                                       GOVERNMENT--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $21,921   $19,211   $22,275   $27,258   $33,768
Units Outstanding..................     1,076     1,022     1,249     1,569     1,963
Variable Accumulation Unit Value...   $ 20.38   $ 18.80   $ 17.86   $ 17.38   $ 17.20
Total Return.......................      8.4%      5.3%      2.7%      1.1%      2.0%
Investment Income Ratio............      3.0%      4.6%      0.9%      2.8%      3.6%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $22,516   $19,466   $21,756   $25,496   $30,205
Units Outstanding..................     1,105     1,035     1,218     1,467     1,756
Variable Accumulation Unit Value...   $ 20.38   $ 18.80   $ 17.86   $ 17.38   $ 17.20
Total Return.......................      8.4%      5.3%      2.7%      1.1%      2.0%
Investment Income Ratio............      3.1%      4.7%      1.0%      2.9%      3.7%






                                                        MAINSTAY VP
                                                           ICAP
                                                      SELECT EQUITY--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $21,855   $ 8,695   $2,942    $2,581    $3,468
Units Outstanding..................     2,381       583      207       216       301
Variable Accumulation Unit Value...   $  9.18   $ 14.90   $14.13    $12.00    $11.53
Total Return.......................    (38.4%)     5.5%    17.8%      4.1%      9.9%
Investment Income Ratio............      0.7%      0.7%     0.3%      0.8%      1.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $29,350   $11,298   $5,063    $4,301    $4,460
Units Outstanding..................     3,156       746      353       354       382
Variable Accumulation Unit Value...   $  9.30   $ 15.10   $14.32    $12.16    $11.68
Total Return.......................    (38.4%)     5.5%    17.8%      4.1%      9.9%
Investment Income Ratio............      0.7%      0.6%     0.3%      0.9%      1.0%





                                                        MAINSTAY VP
                                                         LARGE CAP
                                                         GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 2,531   $4,520    $4,920    $5,043    $6,446
Units Outstanding..................       262      283       368       400       526
Variable Accumulation Unit Value...   $  9.67   $16.00    $13.36    $12.62    $12.25
Total Return.......................    (39.6%)   19.8%      5.8%      3.0%     (3.6%)
Investment Income Ratio............      0.1%       --      0.1%        --      0.2%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 4,753   $7,723    $7,192    $7,234    $9,043
Units Outstanding..................       488      478       534       568       732
Variable Accumulation Unit Value...   $  9.75   $16.14    $13.47    $12.73    $12.36
Total Return.......................    (39.6%)   19.8%      5.8%      3.0%     (3.6%)
Investment Income Ratio............      0.1%       --      0.1%        --      0.2%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------



               MAINSTAY VP                             MAINSTAY VP
                 GROWTH                                HIGH YIELD
              ALLOCATION--                          CORPORATE BOND--
              SERVICE CLASS                           INITIAL CLASS
      ----------------------------  ------------------------------------------------
        2008      2007      2006      2008      2007      2006      2005      2004
      ------------------------------------------------------------------------------


       $ 2,515   $4,397    $1,990    $51,777   $96,063  $117,708  $134,047  $156,942
           345      370       190      2,640     3,670     4,543     5,729     6,804
       $  7.29   $11.87    $10.92    $ 19.61   $ 26.18  $  25.92  $  23.44  $  23.07
        (38.6%)    8.7%      9.2%     (25.1%)     1.0%     10.6%      1.6%     11.3%
          0.5%     1.1%      1.3%       8.3%      6.2%      1.8%      5.4%      6.9%


       $ 3,690   $5,371    $3,103    $49,095   $85,676  $ 97,906  $107,082  $116,727
           502      448       282      2,507     3,279     3,783     4,572     5,066
       $  7.36   $11.97    $11.01    $ 19.59   $ 26.15  $  25.89  $  23.41  $  23.04
        (38.6%)    8.7%     10.1%     (25.1%)     1.0%     10.6%      1.6%     11.3%
          0.5%     1.1%      1.4%       8.5%      6.3%      1.8%      5.6%      7.0%





                                                                           MAINSTAY VP
                         MAINSTAY VP                                      INTERNATIONAL
                      INCOME & GROWTH--                                     EQUITY--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


         --        --      $4,773    $4,996    $5,309    $10,440   $18,741   $19,477   $14,883   $12,832
         --        --         348       419       461        564       743       800       792       728
         --        --      $13.72    $11.89    $11.51    $ 18.51   $ 25.23   $ 24.36   $ 18.79   $ 17.63
         --        --       15.3%      3.4%     11.2%     (26.6%)     3.6%     29.6%      6.6%     15.8%
         --        --        0.6%      1.1%      1.7%       1.4%      0.7%      0.3%      1.7%      1.0%


         --        --      $5,741    $5,976    $6,092    $14,018   $23,008   $22,860   $16,553   $11,842
         --        --         418       502       529        757       912       937       880       671
         --        --      $13.72    $11.89    $11.51    $ 18.52   $ 25.24   $ 24.37   $ 18.80   $ 17.64
         --        --       15.3%      3.4%     11.2%     (26.6%)     3.6%     29.6%      6.6%     15.8%
         --        --        0.6%      1.1%      1.8%       1.4%      0.7%      0.3%      1.9%      1.1%






                         MAINSTAY VP                                       MAINSTAY VP
                           MID CAP                                           MID CAP
                           CORE--                                           GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 3,186   $ 7,296   $ 8,277   $8,693    $5,763    $ 4,001   $10,316   $11,764   $12,740   $9,433
           316       411       484      577       438        439       619       815       942      806
       $ 10.10   $ 17.71   $ 17.08   $15.06    $13.16    $  9.11   $ 16.67   $ 14.59   $ 13.53   $11.70
        (43.0%)     3.7%     13.5%    14.4%     20.6%     (45.4%)    14.3%      7.8%     15.6%    21.0%
          0.3%      0.4%        --     0.6%      0.6%         --        --        --      0.1%       --


       $ 4,626   $10,457   $10,796   $9,472    $5,628    $ 6,013   $14,323   $14,844   $14,438   $9,572
           458       590       631      628       427        648       844       999     1,047      803
       $ 10.12   $ 17.74   $ 17.11   $15.08    $13.19    $  9.28   $ 16.98   $ 14.86   $ 13.78   $11.92
        (43.0%)     3.7%     13.5%    14.4%     20.6%     (45.4%)    14.3%      7.8%     15.6%    21.0%
          0.3%      0.4%        --     0.6%      0.6%         --        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                                          MID CAP
                                                          VALUE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 5,196   $11,159   $13,928   $15,360   $12,782
Units Outstanding..................       549       787       964     1,190     1,032
Variable Accumulation Unit Value...   $  9.46   $ 14.19   $ 14.54   $ 12.92   $ 12.38
Total Return.......................    (33.3%)    (2.4%)    12.6%      4.3%     16.0%
Investment Income Ratio............      1.5%      0.9%      0.1%      0.8%      1.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 7,409   $14,731   $17,461   $17,499   $13,348
Units Outstanding..................       795     1,053     1,217     1,374     1,094
Variable Accumulation Unit Value...   $  9.32   $ 13.98   $ 14.33   $ 12.73   $ 12.20
Total Return.......................    (33.3%)    (2.4%)    12.6%      4.3%     16.0%
Investment Income Ratio............      1.5%      1.0%      0.1%      0.8%      1.0%






                                                        MAINSTAY VP
                                                          S&P 500
                                                          INDEX--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $46,819  $ 94,709  $112,464  $122,733  $143,383
Units Outstanding..................     2,167     2,726     3,363     4,183     5,051
Variable Accumulation Unit Value...   $ 21.60  $  34.75  $  33.45  $  29.36  $  28.39
Total Return.......................    (37.8%)     3.9%     13.9%      3.4%      9.1%
Investment Income Ratio............      2.2%      1.5%      0.5%      1.1%      1.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $68,453  $132,741  $152,329  $157,412  $173,793
Units Outstanding..................     3,169     3,820     4,553     5,363     6,123
Variable Accumulation Unit Value...   $ 21.60  $  34.75  $  33.45  $  29.36  $  28.39
Total Return.......................    (37.8%)     3.9%     13.9%      3.4%      9.1%
Investment Income Ratio............      2.2%      1.5%      0.5%      1.1%      1.5%






                                                        MAINSTAY VP
                                                          VALUE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................     --      $36,488   $44,464   $45,425   $51,220
Units Outstanding..................     --        1,436     1,765     2,116     2,500
Variable Accumulation Unit Value...     --      $ 25.43   $ 25.21   $ 21.49   $ 20.49
Total Return.......................     --         0.9%     17.3%      4.9%      9.8%
Investment Income Ratio............     --         1.5%      0.4%      1.1%      1.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................     --      $47,047   $54,881   $54,597   $58,043
Units Outstanding..................     --        1,847     2,172     2,533     2,825
Variable Accumulation Unit Value...     --      $ 25.50   $ 25.28   $ 21.55   $ 20.55
Total Return.......................     --         0.9%     17.3%      4.9%      9.8%
Investment Income Ratio............     --         1.5%      0.4%      1.2%      1.1%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                                             MAINSTAY VP
               MAINSTAY VP                    MODERATE
                MODERATE                       GROWTH
              ALLOCATION--                  ALLOCATION--
              SERVICE CLASS                 SERVICE CLASS
      ----------------------------  ----------------------------
        2008      2007      2006      2008      2007      2006
      ----------------------------------------------------------


       $ 5,865   $ 6,858   $3,407    $ 5,968   $ 8,696   $4,284
           694       596      318        766       735      394
       $  8.45   $ 11.48   $10.72    $  7.79   $ 11.72   $10.88
        (26.3%)     7.1%     7.2%     (33.5%)     7.7%     8.8%
          0.2%      2.6%     1.6%       0.4%      2.0%     1.8%


       $10,334   $12,194   $6,133    $ 9,867   $12,672   $8,054
         1,214     1,055      566      1,246     1,065      723
       $  8.51   $ 11.56   $10.79    $  7.91   $ 11.89   $11.04
        (26.3%)     7.1%     7.9%     (33.5%)     7.7%    10.4%
          0.2%      2.6%     1.8%       0.4%      1.8%     1.7%





                         MAINSTAY VP
                          SMALL CAP                                        MAINSTAY VP
                          GROWTH--                                       TOTAL RETURN--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 1,582   $3,358    $4,819    $5,324    $5,773    $37,231   $65,985   $76,269   $85,369  $102,017
           250      315       432       500       557      1,979     2,532     3,104     3,755     4,717
       $  6.33   $10.68    $11.18    $10.65    $10.37    $ 18.81   $ 26.08   $ 24.57   $ 22.74  $  21.63
        (40.7%)   (4.4%)     4.9%      2.7%      8.0%     (27.9%)     6.1%      8.1%      5.1%      5.0%
            --       --        --        --        --       3.1%      2.1%      0.6%      1.4%      1.6%


       $ 2,115   $4,462    $6,155    $6,704    $6,432    $43,533   $75,472   $84,654   $97,302  $112,661
           328      411       541       619       610      2,315     2,895     3,445     4,280     5,209
       $  6.44   $10.86    $11.37    $10.83    $10.55    $ 18.81   $ 26.08   $ 24.57   $ 22.74  $  21.63
        (40.7%)   (4.4%)     4.9%      2.7%      8.0%     (27.9%)     6.1%      8.1%      5.1%      5.0%
            --       --        --        --        --       3.1%      2.2%      0.6%      1.4%      1.6%







                       ALGER AMERICAN
                      SMALLCAP GROWTH--                                CVS CALVERT SOCIAL
                       CLASS O SHARES                                  BALANCED PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 3,969   $10,043   $10,671   $10,101   $ 9,890   $   994   $1,835    $2,246    $2,592    $3,204
           476       635       781       880       990        69       87       108       134       172
       $  8.33   $ 15.81   $ 13.66   $ 11.53   $  9.99   $ 14.32   $21.12    $20.82    $19.40    $18.60
        (47.3%)    15.7%     18.5%     15.4%     15.1%    (32.2%)    1.4%      7.4%      4.3%      6.9%
            --        --        --        --        --      2.2%     2.2%      2.1%      1.7%      1.6%


       $ 6,450   $15,050   $15,455   $13,917   $12,222   $ 2,731   $4,528    $5,279    $5,329    $5,584
           774       956     1,132     1,207     1,223       191      214       253       274       300
       $  8.33   $ 15.80   $ 13.66   $ 11.53   $  9.99   $ 14.34   $21.15    $20.85    $19.42    $18.62
        (47.3%)    15.7%     18.5%     15.4%     15.1%    (32.2%)    1.4%      7.4%      4.3%      6.9%
            --        --        --        --        --      2.4%     2.2%      2.3%      1.8%      1.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                         COLUMBIA
                                                         SMALL CAP
                                                        VALUE FUND,
                                                     VARIABLE SERIES--
                                                          CLASS B
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 1,034   $1,717    $2,186    $1,127    $  140
Units Outstanding..................       117      138       169       102        13
Variable Accumulation Unit Value...   $  8.84   $12.47    $12.97    $11.01    $10.57
Total Return.......................    (29.1%)   (3.8%)    17.8%      4.1%      5.7%
Investment Income Ratio............      0.4%     0.3%      0.4%        --      0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 1,302   $2,216    $2,587    $1,630    $   23
Units Outstanding..................       147      178       199       148         2
Variable Accumulation Unit Value...   $  8.84   $12.47    $12.97    $11.01    $10.57
Total Return.......................    (29.1%)   (3.8%)    17.8%      4.1%      5.7%
Investment Income Ratio............      0.4%     0.3%      0.4%        --      0.6%







                                                      FIDELITY(R) VIP
                                                      EQUITY-INCOME--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $10,150   $22,752   $26,913   $25,988   $27,140
Units Outstanding..................       802     1,018     1,207     1,382     1,509
Variable Accumulation Unit Value...   $ 12.65   $ 22.35   $ 22.30   $ 18.80   $ 17.99
Total Return.......................    (43.4%)     0.2%     18.6%      4.5%     10.1%
Investment Income Ratio............      2.3%      1.7%      3.3%      1.7%      1.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $13,947   $30,288   $33,816   $31,688   $30,977
Units Outstanding..................     1,111     1,365     1,526     1,698     1,735
Variable Accumulation Unit Value...   $ 12.56   $ 22.19   $ 22.14   $ 18.66   $ 17.86
Total Return.......................    (43.4%)     0.2%     18.6%      4.5%     10.1%
Investment Income Ratio............      2.3%      1.7%      3.3%      1.6%      1.5%





                                                        JANUS ASPEN
                                                          SERIES
                                                         WORLDWIDE
                                                         GROWTH--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $11,536   $26,284   $28,916   $32,111   $40,513
Units Outstanding..................     1,045     1,301     1,550     2,010     2,646
Variable Accumulation Unit Value...   $ 11.03   $ 20.20   $ 18.67   $ 16.00   $ 15.31
Total Return.......................    (45.4%)     8.2%     16.7%      4.5%      3.4%
Investment Income Ratio............      1.2%      0.7%      1.7%      1.3%      1.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $18,623   $40,184   $44,352   $45,417   $53,467
Units Outstanding..................     1,684     1,986     2,371     2,835     3,485
Variable Accumulation Unit Value...   $ 11.06   $ 20.24   $ 18.71   $ 16.03   $ 15.34
Total Return.......................    (45.4%)     8.2%     16.7%      4.5%      3.4%
Investment Income Ratio............      1.2%      0.7%      1.7%      1.3%      1.0%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                       DREYFUS IP
                       TECHNOLOGY                                  FIDELITY(R) VIP
                        GROWTH--                                   CONTRAFUND(R)--
                     INITIAL SHARES                                 INITIAL CLASS
      -------------------------------------------  -----------------------------------------------
        2008     2007     2006     2005     2004     2008     2007      2006      2005      2004
      --------------------------------------------------------------------------------------------


      $   445   $1,145   $1,017   $1,281   $1,707  $25,342   $54,736   $55,525   $56,939   $52,630
           72      108      109      141      192    1,436     1,758     2,074     2,341     2,497
      $  6.16   $10.61   $ 9.37   $ 9.10   $ 8.88  $ 17.67   $ 31.14   $ 26.82   $ 24.33   $ 21.07
       (41.9%)   13.2%     3.0%     2.4%    (0.8%)  (43.3%)    16.1%     10.3%     15.4%     14.0%
           --       --       --       --       --     0.9%      0.9%      1.3%      0.3%      0.3%


      $ 1,133   $2,290   $2,222   $2,100   $2,470  $42,195   $86,830   $85,742   $84,852   $73,367
          190      223      245      238      287    2,435     2,842     3,259     3,556     3,549
      $  5.98   $10.29   $ 9.09   $ 8.83   $ 8.62  $ 17.33   $ 30.54   $ 26.31   $ 23.86   $ 20.67
       (41.9%)   13.2%     3.0%     2.4%    (0.8%)  (43.3%)    16.1%     10.3%     15.4%     14.0%
           --       --       --       --       --     0.9%      0.9%      1.3%      0.3%      0.3%





                                                                     JANUS ASPEN
                    FIDELITY(R) VIP                                     SERIES
                       MID CAP--                                      BALANCED--
                    SERVICE CLASS 2                              INSTITUTIONAL SHARES
      -------------------------------------------  -----------------------------------------------
        2008     2007     2006     2005     2004     2008     2007      2006      2005      2004
      --------------------------------------------------------------------------------------------


      $ 4,155  $ 8,967  $ 8,918  $ 8,083   $4,269  $23,033   $34,086   $37,742   $42,249   $49,154
          343      441      499      501      309    1,065     1,310     1,582     1,937     2,400
      $ 12.13  $ 20.35  $ 17.87  $ 16.11   $13.83  $ 21.62   $ 26.03   $ 23.85   $ 21.83   $ 20.48
       (40.4%)   13.8%    10.9%    16.5%    23.0%   (16.9%)     9.1%      9.3%      6.6%      7.1%
         0.2%     0.5%     0.2%       --       --     2.6%      2.5%      2.1%      2.2%      2.2%


      $ 7,826  $15,309  $14,735  $11,499   $5,080  $43,068   $61,201   $65,618   $68,627   $74,451
          634      740      811      702      361    1,987     2,342     2,742     3,136     3,625
      $ 12.34  $ 20.70  $ 18.18  $ 16.39   $14.07  $ 21.68   $ 26.10   $ 23.92   $ 21.89   $ 20.54
       (40.4%)   13.8%    10.9%    16.5%    23.0%   (16.9%)     9.1%      9.3%      6.6%      7.1%
         0.2%     0.5%     0.2%       --       --     2.6%      2.5%      2.1%      2.3%      2.2%





                         MFS(R)
                       INVESTORS                                        MFS(R)
                     TRUST SERIES--                               RESEARCH SERIES--
                     INITIAL CLASS                                  INITIAL CLASS
      -------------------------------------------  -----------------------------------------------
        2008     2007     2006     2005     2004     2008     2007      2006      2005      2004
      --------------------------------------------------------------------------------------------


      $   603   $1,101   $1,221   $1,322   $1,441  $   667   $1,555    $1,681    $1,886    $2,001
           76       92      111      135      155       80      118       143       175       197
      $  7.89   $11.95   $10.98   $ 9.84   $ 9.29  $  8.31   $13.17    $11.79    $10.81    $10.16
       (33.9%)    8.8%    11.5%     5.9%     9.9%   (36.9%)   11.7%      9.0%      6.4%     14.4%
         0.9%     0.8%     0.5%     0.6%     0.6%     0.6%     0.7%      0.5%      0.5%      1.1%


      $   900   $1,572   $1,838   $1,967   $1,977  $ 1,276   $2,358    $2,439    $2,952    $2,918
          111      128      163      194      207      155      181       210       277       291
      $  8.11   $12.28   $11.28   $10.12   $ 9.55  $  8.20   $13.01    $11.64    $10.67    $10.03
       (33.9%)    8.8%    11.5%     5.9%     9.9%   (36.9%)   11.7%      9.0%      6.4%     14.4%
         0.8%     0.8%     0.5%     0.6%     0.6%     0.5%     0.7%      0.5%      0.5%      1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $11,515   $22,592   $14,051   $ 9,538   $1,794
Units Outstanding..................       797       959       752       653      143
Variable Accumulation Unit Value...   $ 14.45   $ 23.53   $ 18.69   $ 14.46   $12.57
Total Return.......................    (38.6%)    25.9%     29.3%     15.1%    25.7%
Investment Income Ratio............      1.4%      0.7%      1.8%      0.4%       --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $17,458   $31,995   $20,973   $13,230   $2,143
Units Outstanding..................     1,177     1,323     1,089       895      166
Variable Accumulation Unit Value...   $ 14.83   $ 24.16   $ 19.19   $ 14.85   $12.90
Total Return.......................    (38.6%)    25.9%     29.3%     15.1%    29.0%
Investment Income Ratio............      1.3%      0.8%      1.8%      0.4%       --






                                                      ROYCE
                                              SMALL-CAP PORTFOLIO--
                                                INVESTMENT CLASS
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $   955   $1,378    $1,391    $  528
Units Outstanding..................       114      118       117        50
Variable Accumulation Unit Value...   $  8.38   $11.66    $12.07    $10.59
Total Return.......................    (28.1%)   (3.4%)    14.0%      5.9%
Investment Income Ratio............      0.6%       --      0.1%        --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 1,594   $1,761    $1,709    $  684
Units Outstanding..................       178      142       133        61
Variable Accumulation Unit Value...   $  8.90   $12.38    $12.82    $11.24
Total Return.......................    (28.1%)   (3.4%)    14.0%     12.4%
Investment Income Ratio............      0.7%       --      0.1%        --






                                                    VAN KAMPEN UIF
                                              EMERGING MARKETS EQUITY--
                                                       CLASS I
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 5,806  $17,364  $12,850  $ 9,133   $5,991
Units Outstanding..................      430      551      565      547      472
Variable Accumulation Unit Value...  $ 13.49  $ 31.50  $ 22.72  $ 16.79   $12.70
Total Return.......................   (57.2%)   38.6%    35.4%    32.1%    21.5%
Investment Income Ratio............       --     0.4%     0.8%     0.4%     0.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $ 8,475  $22,759  $17,308  $11,994   $8,335
Units Outstanding..................      624      716      756      709      651
Variable Accumulation Unit Value...  $ 13.59  $ 31.74  $ 22.90  $ 16.91   $12.80
Total Return.......................   (57.2%)   38.6%    35.4%    32.1%    21.5%
Investment Income Ratio............       --     0.4%     0.8%     0.4%     0.7%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                         NEUBERGER                                      ROYCE
                         BERMAN AMT                                   MICRO-CAP
                          MID-CAP                                    PORTFOLIO--
                     GROWTH PORTFOLIO--                              INVESTMENT
                          CLASS S                                       CLASS
      -----------------------------------------------  --------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005
      ---------------------------------------------------------------------------------------


      $   591   $1,214    $  604    $  525    $  210    $ 1,200   $2,403    $1,778    $  312
           59       68        41        40        18        146      164       122        26
      $ 10.01   $17.95    $14.88    $13.17    $11.76    $  8.25   $14.73    $14.35    $12.01
       (44.2%)   20.6%     13.0%     12.0%     17.6%     (44.0%)    2.6%     19.5%     20.1%
           --       --        --        --        --       2.6%     1.6%      0.3%      1.9%


      $   637   $1,241    $  853    $  576    $  248    $ 1,389   $2,783    $2,429    $  311
           67       72        60        46        22        168      189       169        26
      $  9.54   $17.11    $14.19    $12.56    $11.22    $  8.27   $14.76    $14.38    $12.04
       (44.2%)   20.6%     13.0%     12.0%     12.2%     (44.0%)    2.6%     19.5%     20.4%
           --       --        --        --        --       2.5%     1.5%      0.3%      1.9%






                       T. ROWE PRICE                                        VAN ECK
                           EQUITY                                          WORLDWIDE
                           INCOME                                            HARD
                         PORTFOLIO                                          ASSETS
      -----------------------------------------------  ------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


      $ 7,380   $15,721   $17,858   $17,014   $15,968   $ 8,710   $18,894   $12,608   $ 7,976   $2,394
          682       917     1,062     1,186     1,143       412       475       455       354      159
      $ 10.82   $ 17.16   $ 16.83   $ 14.33   $ 13.97   $ 21.12   $ 39.72   $ 27.68   $ 22.53   $15.05
       (36.9%)     1.9%     17.4%      2.6%     13.4%    (46.8%)    43.5%     22.9%     49.7%    22.4%
         2.3%      1.7%      1.6%      1.6%      1.6%      0.3%      0.1%      0.1%      0.2%     0.3%


      $12,248   $23,936   $25,397   $22,498   $19,083   $11,971   $24,113   $16,570   $10,967   $3,242
        1,124     1,385     1,502     1,557     1,355       558       597       589       483      212
      $ 10.90   $ 17.29   $ 16.96   $ 14.44   $ 14.08   $ 21.45   $ 40.34   $ 28.12   $ 22.88   $15.28
       (36.9%)     1.9%     17.4%      2.6%     13.4%    (46.8%)    43.5%     22.9%     49.7%    22.4%
         2.3%      1.7%      1.6%      1.6%      1.7%      0.3%      0.1%      0.1%      0.2%     0.3%





                      VICTORY VIF
                      DIVERSIFIED
                        STOCK--
                        CLASS A
                         SHARES
      -------------------------------------------
        2008     2007     2006     2005     2004
      -------------------------------------------


      $   550   $1,230   $1,178   $  738   $  233
           64       87       91       64       22
      $  8.64   $14.09   $12.98   $11.57   $10.78
       (38.7%)    8.5%    12.2%     7.3%     7.8%
         0.8%     0.7%     0.3%     0.1%     1.3%


      $ 1,057   $1,588   $1,446   $1,236   $  267
          119      110      108      104       24
      $  8.88   $14.48   $13.34   $11.89   $11.07
       (38.7%)    8.5%    12.2%     7.3%    10.7%
         0.8%     0.6%     0.3%     0.1%     1.4%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Accounts I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
New York, New York
February 19, 2009


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